UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions Mid-Cap Core Fund and PGIM Quant Solutions US Broad Market Index Fund.)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2023

Date of reporting period:	1/31/2023

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Mid-Cap Core Fund

PGIM Quant Solutions US Broad Market Index Fund

SEMIANNUAL REPORT

JANUARY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM Quantitative Solutions LLC, is a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find this semiannual report for the following funds informative and useful: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions Mid-Cap Core Fund, and PGIM Quant Solutions US Broad Market Index Fund. This report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and CEO

PGIM Investments LLC

March 15, 2023

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	6.97	-6.90	8.47	10.91 (11/15/2016)

Russell 2000 Index

	3.25	-3.38	5.54	7.74

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how the stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

PDC Energy, Inc.	Oil, Gas & Consumable Fuels	2.1%

Trinity Industries, Inc.	Machinery	2.0%

elf Beauty, Inc.	Personal Products	2.0%

Performance Food Group Co.	Food & Staples Retailing	1.9%

Chord Energy Corp.	Oil, Gas & Consumable Fuels	1.9%

Axis Capital Holdings Ltd.	Insurance	1.8%

Summit Materials, Inc. (Class A Stock)	Construction Materials	1.8%

Cactus, Inc. (Class A Stock)	Energy Equipment & Services	1.6%

Shift4 Payments, Inc. (Class A Stock)	IT Services	1.6%

Patterson-UTI Energy, Inc.	Energy Equipment & Services	1.5%

Holdings reflect only long-term investments and are subject to change.

PGIM Core Conservative Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	-2.41	-8.87	0.41	0.50 (11/15/2016)

Bloomberg US Aggregate Bond Index

	-2.37	-8.36	0.86	1.10

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 1/31/23 (%)

AAA	74.1

AA	5.0

A	7.8

BBB	12.8

Cash/Cash Equivalents	0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM TIPS Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	-5.50	-8.43	2.31	2.03 (11/15/2016)

Bloomberg US Treasury Inflation-Protected (TIPS) Index

	-5.55	-8.38	2.66	2.48

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Bloomberg US Treasury Inflation-Protected (TIPS) Index—The Bloomberg US Treasury Inflation-Protected (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 1/31/23 (%)

AAA	99.0

Cash/Cash Equivalents	1.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Quant Solutions Commodity Strategies Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R6	-7.57	7.55	6.97	7.10 (11/15/2016)

Class Z	-7.64	7.47	N/A	19.60 (12/14/2021)

Bloomberg Commodity Index

	-6.45	6.20	5.92	—

Average Annual Total Returns as of 1/31/23 Since Inception (%)
	Class R6	Class Z
	(11/15/2016)	(12/14/2021)

Bloomberg Commodity Index	5.70	16.58

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 23 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Commodity Strategies Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Commodities Future Exposure Holdings	% of Net Assets

Gold 100 OZ	14.0%

WTI Crude	8.4%

Brent Crude	7.5%

Soybean	6.7%

Corn	5.9%

Copper	5.5%

Natural Gas	5.5%

LME Zinc	5.4%

Soybean Oil	5.0%

LME PRI Aluminum	4.2%

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PGIM Quant Solutions Mid-Cap Core Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	7.54	4.15	5.86	8.43 (11/17/2016)

S&P MidCap 400 Index

	6.47	2.34	7.99	9.95

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices, please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Mid-Cap Core Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

iShares Core S&P Mid-Cap ETF	Exchange-Traded Funds	1.9%

United Therapeutics Corp.	Biotechnology	1.2%

Reinsurance Group of America, Inc.	Insurance	1.2%

Reliance Steel & Aluminum Co.	Metals & Mining	1.1%

Jabil, Inc.	Electronic Equipment, Instruments & Components	1.1%

UGI Corp.	Gas Utilities	1.1%

Toll Brothers, Inc.	Household Durables	1.0%

Hubbell, Inc.	Electrical Equipment	1.0%

PVH Corp.	Textiles, Apparel & Luxury Goods	1.0%

Macy’s, Inc.	Multiline Retail	1.0%

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PGIM Quant Solutions US Broad Market Index Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	0.07	-7.51	9.25	12.15 (11/17/2016)

S&P Composite 1500 Index

	0.04	-7.46	9.38	12.26

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

S&P Composite 1500 Index*—The S&P Composite 1500® Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

*The S&P Composite 1500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions US Broad Market Index Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	5.6%

Microsoft Corp.	Software	4.8%

Amazon.com, Inc.	Internet & Direct Marketing Retail	2.4%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.5%

iShares Core S&P 500 ETF	Exchange-Traded Funds	1.5%

Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.4%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.4%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.3%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.2%

UnitedHealth Group, Inc.	Health Care Providers & Services	1.2%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,069.70	0.95%	$4.96
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

PGIM Core Conservative Bond Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$ 975.90	0.50%	$2.49
	Hypothetical	$1,000.00	$1,022.68	0.50%	$2.55

PGIM TIPS Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$ 945.00	0.38%	$1.86
	Hypothetical	$1,000.00	$1,023.29	0.38%	$1.94

PGIM Quant Solutions Commodity Strategies Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Z	Actual	$1,000.00	$ 923.60	0.72%	$3.49
	Hypothetical	$1,000.00	$1,021.58	0.72%	$3.67
Class R6	Actual	$1,000.00	$ 924.30	0.59%	$2.86
	Hypothetical	$1,000.00	$1,022.23	0.59%	$3.01

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PGIM Quant Solutions Mid-Cap Core Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,075.40	0.81%	$4.24
	Hypothetical	$1,000.00	$1,021.12	0.81%	$4.13

PGIM Quant Solutions US Broad Market Index Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,000.70	0.20%	$1.01
	Hypothetical	$1,000.00	$1,024.20	0.20%	$1.02

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

This Page Intentionally Left Blank

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

LP—Limited Partnership

MSC—Morgan Stanley & Co. LLC

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

SPAC—Special Purpose Acquisition Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 97.4%

COMMON STOCKS

Aerospace & Defense 1.2%

Hexcel Corp.	1,571	$ 110,881
Spirit AeroSystems Holdings, Inc. (Class A Stock)	6,219	224,817

		335,698

Airlines 0.7%

Sun Country Airlines Holdings, Inc.*	10,179	190,042

Banks 7.8%

Atlantic Union Bankshares Corp.	3,077	119,049
BankUnited, Inc.	6,001	225,878
Brookline Bancorp, Inc.	10,781	141,015
Eastern Bankshares, Inc.	12,762	206,361
Enterprise Financial Services Corp.	6,934	369,721
First Bancorp	7,028	280,066
First Foundation, Inc.	7,380	114,611
Hilltop Holdings, Inc.	5,554	181,616
Pinnacle Financial Partners, Inc.	4,927	387,903
Wintrust Financial Corp.	2,408	220,260

		2,246,480

Biotechnology 4.6%

Apellis Pharmaceuticals, Inc.*	6,658	351,076
Arcutis Biotherapeutics, Inc.*	3,311	54,863
Avid Bioservices, Inc.*	15,395	243,703
Celldex Therapeutics, Inc.*	4,521	199,195
ImmunoGen, Inc.*	25,124	115,571
Syndax Pharmaceuticals, Inc.*	7,236	207,673
Vaxcyte, Inc.*	3,123	141,628

		1,313,709

Building Products 0.9%

Armstrong World Industries, Inc.	1,740	134,693
Hayward Holdings, Inc.*	830	11,197
Zurn Elkay Water Solutions Corp.	5,462	119,399

		265,289

Capital Markets 4.7%

AssetMark Financial Holdings, Inc.*	3,476	92,253

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Bridge Investment Group Holdings, Inc. (Class A Stock)	13,005	$193,644
Brightsphere Investment Group, Inc.	4,236	99,334
Focus Financial Partners, Inc. (Class A Stock)*	2,033	91,790
Hamilton Lane, Inc. (Class A Stock)	3,059	238,174
Houlihan Lokey, Inc.	3,982	394,497
Lazard Ltd. (Class A Stock)	2,240	89,779
Moelis & Co. (Class A Stock)	2,344	109,582
Open Lending Corp. (Class A Stock)*	5,793	50,805

		1,359,858

Chemicals 0.7%

Avient Corp.	4,746	192,308

Commercial Services & Supplies 1.4%

ACV Auctions, Inc. (Class A Stock)*	14,515	142,247
Casella Waste Systems, Inc. (Class A Stock)*	3,108	249,013

		391,260

Construction & Engineering 1.8%

Concrete Pumping Holdings, Inc.*	18,392	149,711
Construction Partners, Inc. (Class A Stock)*	3,882	109,822
Great Lakes Dredge & Dock Corp.*	20,240	139,251
WillScot Mobile Mini Holdings Corp.*	2,419	117,225

		516,009

Construction Materials 1.8%

Summit Materials, Inc. (Class A Stock)*	15,486	508,870

Diversified Telecommunication Services 0.6%

Cogent Communications Holdings, Inc.	2,365	162,168

Electric Utilities 0.7%

PNM Resources, Inc.	4,227	209,152

Electronic Equipment, Instruments & Components 0.9%

Littelfuse, Inc.	1,063	272,861

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 3.0%

Cactus, Inc. (Class A Stock)	8,426	$455,931
Patterson-UTI Energy, Inc.	25,066	421,109

		877,040

Equity Real Estate Investment Trusts (REITs) 6.8%

American Assets Trust, Inc.	6,339	180,408
Cousins Properties, Inc.	4,349	119,249
Independence Realty Trust, Inc.	16,765	315,685
National Storage Affiliates Trust	8,087	329,950
Plymouth Industrial REIT, Inc.	10,637	238,056
Retail Opportunity Investments Corp.	14,646	231,846
Summit Hotel Properties, Inc.	33,080	281,842
UMH Properties, Inc.	15,062	269,911

		1,966,947

Food & Staples Retailing 1.9%

Performance Food Group Co.*	9,010	552,493

Food Products 2.3%

Adecoagro SA (Brazil)	21,776	184,007
Freshpet, Inc.*	2,471	156,489
Utz Brands, Inc.	18,549	309,026

		649,522

Health Care Equipment & Supplies 5.0%

CONMED Corp.	2,592	248,210
Inari Medical, Inc.*	3,004	171,378
Inspire Medical Systems, Inc.*	1,433	362,635
Integra LifeSciences Holdings Corp.*	3,665	210,005
Nevro Corp.*	2,082	76,451
Outset Medical, Inc.*	5,988	168,383
Silk Road Medical, Inc.*	3,968	215,700

		1,452,762

Health Care Providers & Services 2.2%

Acadia Healthcare Co., Inc.*	4,088	343,474
Progyny, Inc.*	8,106	278,765

		622,239

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Technology 1.1%

Definitive Healthcare Corp.*	8,326	$103,076
Phreesia, Inc.*	5,307	198,959
Sophia Genetics SA (Switzerland)*	4,006	12,018

		314,053

Hotels, Restaurants & Leisure 2.6%

Bloomin’ Brands, Inc.	14,318	347,211
Rush Street Interactive, Inc.*	9,237	39,627
Sweetgreen, Inc. (Class A Stock)*	3,865	40,080
Wingstop, Inc.	2,017	319,634

		746,552

Household Durables 1.2%

Century Communities, Inc.	5,876	359,611

Independent Power & Renewable Electricity Producers 1.4%

NextEra Energy Partners LP	5,527	405,129

Insurance 2.5%

Axis Capital Holdings Ltd.	8,323	520,770
James River Group Holdings Ltd.	7,272	164,784
Skyward Specialty Insurance Group, Inc.*	2,016	37,316

		722,870

IT Services 2.9%

Evo Payments, Inc. (Class A Stock)*	2,466	83,524
Grid Dynamics Holdings, Inc.*	23,552	294,871
Shift4 Payments, Inc. (Class A Stock)*	6,981	447,063

		825,458

Leisure Products 1.1%

Brunswick Corp.	3,843	324,080

Life Sciences Tools & Services 1.4%

Azenta, Inc.*	2,241	125,272

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

BioLife Solutions, Inc.*	6,135	$143,805
Olink Holding AB (Sweden), ADR*(a)	7,454	145,949

		415,026

Machinery 3.7%

Energy Recovery, Inc.*	5,815	128,686
Enerpac Tool Group Corp.	7,989	212,028
EnPro Industries, Inc.	1,205	145,889
Trinity Industries, Inc.	20,305	584,175

		1,070,778

Marine 1.2%

Kirby Corp.*	4,920	348,238

Metals & Mining 0.8%

B2Gold Corp. (Canada)	20,986	83,314
ERO Copper Corp. (Brazil)*	9,138	149,772

		233,086

Mortgage Real Estate Investment Trusts (REITs) 0.8%

Ladder Capital Corp.	19,966	223,619

Oil, Gas & Consumable Fuels 4.0%

Chord Energy Corp.	3,799	544,511
PDC Energy, Inc.	8,808	596,566

		1,141,077

Personal Products 2.0%	10,005	575,788

elf Beauty, Inc.*

Pharmaceuticals 3.0%

Pacira BioSciences, Inc.*	4,205	165,130
Pliant Therapeutics, Inc.*	3,752	131,470
Prestige Consumer Healthcare, Inc.*	4,286	281,848
Revance Therapeutics, Inc.*	8,657	300,225

		878,673

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services 1.9%

ASGN, Inc.*	1,639	$149,067
HireRight Holdings Corp.*	7,276	83,237
Huron Consulting Group, Inc.*	4,574	311,215

		543,519

Road & Rail 0.9%

Saia, Inc.*	1,001	273,053

Semiconductors & Semiconductor Equipment 3.7%

MACOM Technology Solutions Holdings, Inc.*	3,651	244,690
MaxLinear, Inc.*	7,130	293,756
Tower Semiconductor Ltd. (Israel)*	9,810	409,960
Universal Display Corp.	925	122,590

		1,070,996

Software 6.6%

Clear Secure, Inc. (Class A Stock)	8,727	273,940
Descartes Systems Group, Inc. (The) (Canada)*	1,740	127,055
Intapp, Inc.*	6,028	174,691
KnowBe4, Inc. (Class A Stock)*	3,365	83,755
PagerDuty, Inc.*	7,686	228,966
Paycor HCM, Inc.*	8,262	207,459
Q2 Holdings, Inc.*	4,819	157,678
Sprout Social, Inc. (Class A Stock)*	6,362	406,977
Varonis Systems, Inc.*	7,732	199,795
Verint Systems, Inc.*	1,532	58,170

		1,918,486

Specialty Retail 1.9%

Boot Barn Holdings, Inc.*	1,974	164,809
Citi Trends, Inc.*	2,654	83,548
Foot Locker, Inc.	3,421	148,848
National Vision Holdings, Inc.*	4,023	165,345

		562,550

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.8%

Kontoor Brands, Inc.	8,591	$410,306
On Holding AG (Switzerland) (Class A Stock)*	4,630	107,416

		517,722

Thrifts & Mortgage Finance 0.6%

WSFS Financial Corp.	3,635	175,607

Trading Companies & Distributors 1.3%

Core & Main, Inc. (Class A Stock)*	5,422	119,664
Herc Holdings, Inc.	1,317	204,556
Rush Enterprises, Inc. (Class A Stock)	1,128	60,698

		384,918

TOTAL LONG-TERM INVESTMENTS (cost $22,997,468)		28,115,596

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUND 0.2%

PGIM Institutional Money Market Fund
(cost $75,824; includes $75,502 of cash collateral for securities on loan)(b)(we)	75,903	75,887

UNAFFILIATED FUND 3.3%

Dreyfus Government Cash Management (Institutional Shares) (cost $942,182)	942,182	942,182

TOTAL SHORT-TERM INVESTMENTS (cost $1,018,006)		1,018,069

TOTAL INVESTMENTS 100.9% (cost $24,015,474)		29,133,665

Liabilities in excess of other assets (0.9)%		(267,611)

NET ASSETS 100.0%		$28,866,054

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,404; cash collateral of $75,502 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Assets

Long-Term Investments
Common Stocks
Aerospace & Defense	$335,698	$—	$—
Airlines	190,042	—	—
Banks	2,246,480	—	—
Biotechnology	1,313,709	—	—
Building Products	265,289	—	—
Capital Markets	1,359,858	—	—
Chemicals	192,308	—	—
Commercial Services & Supplies	391,260	—	—
Construction & Engineering	516,009	—	—
Construction Materials	508,870	—	—
Diversified Telecommunication Services	162,168	—	—
Electric Utilities	209,152	—	—
Electronic Equipment, Instruments & Components	272,861	—	—
Energy Equipment & Services	877,040	—	—
Equity Real Estate Investment Trusts (REITs)	1,966,947	—	—
Food & Staples Retailing	552,493	—	—
Food Products	649,522	—	—
Health Care Equipment & Supplies	1,452,762	—	—
Health Care Providers & Services	622,239	—	—
Health Care Technology	314,053	—	—
Hotels, Restaurants & Leisure	746,552	—	—

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3

Investments in Securities (continued)

Assets (continued)

Long-Term Investments (continued)
Common Stocks (continued)
Household Durables	$359,611	$—	$—
Independent Power & Renewable Electricity Producers	405,129	—	—
Insurance	722,870	—	—
IT Services	825,458	—	—
Leisure Products	324,080	—	—
Life Sciences Tools & Services	415,026	—	—
Machinery	1,070,778	—	—
Marine	348,238	—	—
Metals & Mining	233,086	—	—
Mortgage Real Estate Investment Trusts (REITs)	223,619	—	—
Oil, Gas & Consumable Fuels	1,141,077	—	—
Personal Products	575,788	—	—
Pharmaceuticals	878,673	—	—
Professional Services	543,519	—	—
Road & Rail	273,053	—	—
Semiconductors & Semiconductor Equipment	1,070,996	—	—
Software	1,918,486	—	—
Specialty Retail	562,550	—	—
Textiles, Apparel & Luxury Goods	517,722	—	—
Thrifts & Mortgage Finance	175,607	—	—
Trading Companies & Distributors	384,918	—	—
Short-Term Investments
Affiliated Mutual Fund	75,887	—	—
Unaffiliated Fund	942,182	—	—

Total	$29,133,665	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Banks	7.8%
Equity Real Estate Investment Trusts (REITs)	6.8
Software	6.6
Health Care Equipment & Supplies	5.0
Capital Markets	4.7
Biotechnology	4.6
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	3.7
Machinery	3.7

Unaffiliated Fund	3.3%
Pharmaceuticals	3.0
Energy Equipment & Services	3.0
IT Services	2.9
Hotels, Restaurants & Leisure	2.6
Insurance	2.5
Food Products	2.3
Health Care Providers & Services	2.2
Personal Products	2.0

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Industry Classification (continued):

Specialty Retail	1.9%
Food & Staples Retailing	1.9
Professional Services	1.9
Textiles, Apparel & Luxury Goods	1.8
Construction & Engineering	1.8
Construction Materials	1.8
Life Sciences Tools & Services	1.4
Independent Power & Renewable Electricity Producers	1.4
Commercial Services & Supplies	1.4
Trading Companies & Distributors	1.3
Household Durables	1.2
Marine	1.2
Aerospace & Defense	1.2
Leisure Products	1.1
Health Care Technology	1.1
Road & Rail	0.9

Electronic Equipment, Instruments & Components	0.9%
Building Products	0.9
Metals & Mining	0.8
Mortgage Real Estate Investment Trusts (REITs)	0.8
Electric Utilities	0.7
Chemicals	0.7
Airlines	0.7
Thrifts & Mortgage Finance	0.6
Diversified Telecommunication Services	0.6
Affiliated Mutual Fund (0.3% represents investments purchased with collateral from securities on loan)	0.2

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$74,404	$(74,404)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets

Investments at value, including securities on loan of $74,404:
Unaffiliated investments (cost $23,939,650)	$29,057,778
Affiliated investments (cost $75,824)	75,887
Receivable for investments sold	46,773
Receivable for Fund shares sold	26,429
Dividends receivable	2,983
Prepaid expenses and other assets	1,088

Total Assets	29,210,938

Liabilities

Payable for Fund shares purchased	188,461
Payable to broker for collateral for securities on loan	75,502
Payable for investments purchased	33,547
Audit fees payable	12,225
Management fee payable	11,939
Custodian & accounting fee payable	11,300
Accrued expenses and other liabilities	11,045
Trustees’ fees payable	745
Affiliated transfer agent fee payable	120

Total Liabilities	344,884

Net Assets	$28,866,054

Net assets were comprised of:
Paid-in capital	$25,829,271
Total distributable earnings (loss)	3,036,783

Net assets, January 31, 2023	$28,866,054

Class R6

Net asset value, offering price and redemption price per share,
($28,866,054 ÷ 2,208,131 shares of beneficial interest issued and outstanding)	$13.07

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $572 foreign withholding tax)	$199,092
Income from securities lending, net (including affiliated income of $456)	576

Total income	199,668

Expenses
Management fee	108,491
Custodian and accounting fees	21,706
Audit fee	12,225
Professional fees	9,967
Trustees’ fees	4,892
Shareholders’ reports	3,621
Registration fees	994
Transfer agent’s fees and expenses (including affiliated expense of $356)	455
SEC registration fees	113
Miscellaneous	8,125

Total expenses	170,589
Less: Fee waiver and/or expense reimbursement	(33,168)

Net expenses	137,421

Net investment income (loss)	62,247

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $10)	(550,963)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $58)	2,343,049

Net gain (loss) on investment transactions	1,792,086

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,854,333

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$62,247	$37,372
Net realized gain (loss) on investment transactions	(550,963)	(212,325)
Net change in unrealized appreciation (depreciation) on investments	2,343,049	(7,143,004)

Net increase (decrease) in net assets resulting from operations	1,854,333	(7,317,957)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(144,680)	(6,812,364)

Fund share transactions
Net proceeds from shares sold (98,618 and 818,250 shares, respectively)	1,198,751	12,157,522
Net asset value of shares issued in reinvestment of dividends and distributions (12,047 and 454,158 shares, respectively)	144,680	6,812,364
Cost of shares purchased (317,725 and 543,115 shares, respectively)	(3,836,628)	(7,955,174)

Net increase (decrease) in net assets from Fund share transactions	(2,493,197)	11,014,712

Total increase (decrease)	(783,544)	(3,115,609)

Net Assets:

Beginning of period	29,649,598	32,765,207

End of period	$28,866,054	$29,649,598

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.28		$19.43	$12.48	$11.82		$13.04	$11.27
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02	(0.06)	(-	)(b)	0.01	-	(b)
Net realized and unrealized gain (loss) on investment transactions	0.82		(2.98)	7.65	0.66		(0.53)	1.97
Total from investment operations	0.85		(2.96)	7.59	0.66		(0.52)	1.97
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		-	-	-		(0.04)	(-	)(b)
Tax return of capital distributions	-		-	-	-		(0.01)	-
Distributions from net realized gains	(0.02)		(4.19)	(0.64)	-		(0.65)	(0.20)
Total dividends and distributions	(0.06)		(4.19)	(0.64)	-		(0.70)	(0.20)
Net asset value, end of period	$13.07		$12.28	$19.43	$12.48		$11.82	$13.04
Total Return(c):	6.97%		(19.13)%	62.10%	5.50%		(3.26)%	17.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,866		$29,650	$32,765	$21,439		$17,371	$16,158
Average net assets (000)	$28,695		$32,596	$28,667	$17,831		$16,167	$14,370
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.95%	0.95%	0.95%		0.95%	0.95%
Expenses before waivers and/or expense reimbursement	1.18	%(e)	1.15%	1.19%	1.52%		1.64%	1.68%
Net investment income (loss)	0.43	%(e)	0.11%	(0.39)%	(0.03)%		0.07%	-	%(b)
Portfolio turnover rate(f)	17%		49%	67%	54%		36%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITY 0.2%

Credit Cards

Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
(cost $112,811)	3.960%	10/13/30	100	$98,817

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.9%
37 Capital CLO,
Series 2021-PF01, Class A4	2.253	11/15/54	100	82,629
BANK,
Series 2020-BN29, Class A3	1.742	11/15/53	100	81,358
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	100	89,825
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	29,266
Series 2020-B19, Class A3	1.787	09/15/53	175	155,615
Series 2020-B21, Class A4	1.704	12/17/53	100	81,870
Series 2021-B23, Class A4A1	1.823	02/15/54	200	163,565
Series 2021-B30, Class A4	2.329	11/15/54	150	125,328
BMO Mortgage Trust,
Series 2022-C01, Class A4	3.119	02/17/55	150	132,898
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	84,256
CD Mortgage Trust,
Series 2017-CD06, Class A3	3.104	11/13/50	40	38,461
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	111	105,577
Series 2017-P08, Class A3	3.203	09/15/50	75	70,060
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	85	82,419
Series 2016-DC02, Class A5	3.765	02/10/49	25	24,041
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4	3.210	11/15/49	43	41,088
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	90	86,911
GS Mortgage Securities Trust,
Series 2020-GC47, Class A4	2.125	05/12/53	100	85,029
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763	03/10/52	125	117,271
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	18	16,653

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP04, Class A3	3.393%	12/15/49	125	$118,807
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	61	58,504
Series 2016-C32, Class A3	3.459	12/15/49	119	112,533
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	115,258
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	183,932
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	160	151,708
Series 2018-C09, Class ASB	4.090	03/15/51	60	58,544
Series 2018-C13, Class A3	4.069	10/15/51	200	193,156
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	123	117,168
Series 2017-C39, Class A3	2.878	09/15/50	100	96,720
Series 2020-C55, Class A4	2.474	02/15/53	125	108,080

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,366,185)				3,008,530

CORPORATE BONDS 23.2%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	100	92,335
Sr. Unsec’d. Notes	2.250	06/15/26	15	13,762
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,493
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,514
Sr. Unsec’d. Notes	3.600	05/01/34	30	25,770
Sr. Unsec’d. Notes	3.900	05/01/49	10	7,767
Sr. Unsec’d. Notes	5.805	05/01/50	70	71,492
General Dynamics Corp.,
Gtd. Notes	3.250	04/01/25	55	53,658
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	4.750	06/01/43	20	19,589
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	10	9,820

				322,200

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.3%

Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	70	$49,187
Gtd. Notes	4.800	02/14/29	5	4,946
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	45	41,972
Gtd. Notes	4.700	04/02/27	10	9,804
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.625	11/17/29	15	15,667
Sr. Unsec’d. Notes	5.750	11/17/32	10	10,531

				132,107

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	17,422
Sr. Unsec’d. Notes	5.125	06/15/27	50	50,539
United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	19	18,278

				86,239

Auto Manufacturers 0.4%

General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	50	49,812
Sr. Unsec’d. Notes	6.600	04/01/36	10	10,466
Sr. Unsec’d. Notes	6.750	04/01/46	65	67,636
General Motors Financial Co., Inc.,
Gtd. Notes	4.000	01/15/25	85	83,155

				211,069

Auto Parts & Equipment 0.0%

Aptiv PLC/Aptiv Corp.,
Gtd. Notes	3.250	03/01/32	20	17,312

Banks 5.3%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	139,512
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	90	76,658

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.970%(ff)	03/05/29	220	$209,807
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	47,442
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	131,928
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	105	90,357
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	20	14,979
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	101,101
Sr. Unsec’d. Notes	3.400	05/01/26	45	43,333
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	56,816
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	30	28,236
Sr. Unsec’d. Notes	4.650	07/30/45	5	4,696
Sr. Unsec’d. Notes	6.270(ff)	11/17/33	30	32,661
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	100	92,437
Discover Bank,
Sr. Unsec’d. Notes	4.650	09/13/28	15	14,558
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	50	40,027
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	50	47,230
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	170	164,006
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	82,321
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	75	64,149
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	40	33,697
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	60	52,427
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	245	229,569
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	84,185
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	19	18,537
Sub. Notes	3.875	09/10/24	60	59,094
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	65	51,997
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	85	73,701
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	90	85,559
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	68,150
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	80	63,253
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	71,561

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.269%(ff)	03/22/25	25	$24,661
PNC Financial Services Group, Inc. (The),
Sub. Notes	3.900	04/29/24	50	49,528
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	51,887
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	30	25,906
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	172,509

				2,698,475

Beverages 0.6%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	19,831
Gtd. Notes	4.900	02/01/46	135	130,590
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	90	91,295
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,837
Gtd. Notes	4.400	11/15/25	10	9,905
Sr. Unsec’d. Notes	2.250	08/01/31	45	37,096

				293,554

Biotechnology 0.3%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	120	112,817
Sr. Unsec’d. Notes	2.800	08/15/41	40	29,459

				142,276

Building Materials 0.2%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	35	29,153
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	25,665
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/01/24	35	34,455
Sr. Unsec’d. Notes	4.300	07/15/47	35	29,507

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.500%	06/15/47	5	$4,487

				123,267

Chemicals 0.3%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.625	10/01/44	20	18,316
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.493	11/15/25	60	59,974
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	13,799
Sr. Unsec’d. Notes	4.500	10/01/49	15	12,901
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	30	26,961
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	5	3,842
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	10	9,838
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.500	06/01/47	10	9,012

				154,643

Commercial Services 0.5%

Automatic Data Processing, Inc.,
Sr. Unsec’d. Notes	1.700	05/15/28	20	17,827
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	15	10,772
Cintas Corp. No. 2,
Gtd. Notes	3.700	04/01/27	20	19,504
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	15	12,339
Sr. Unsec’d. Notes	2.600	12/01/24	30	28,838
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	35	27,578
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	7,364
Unsec’d. Notes	3.745	11/15/52	20	17,939

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610%	02/15/2119	5	$3,630
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	10,241
University of Southern California,
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,776
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	50	42,200
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	45	31,102

				238,110

Computers 0.2%

Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	60	58,292
Sr. Unsec’d. Notes	3.850	08/04/46	35	31,431
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	31,563
Teledyne FLIR LLC,
Sr. Unsec’d. Notes	2.500	08/01/30	5	4,195

				125,481

Diversified Financial Services 0.2%

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	55	43,897
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	24,646
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	39,161

				107,704

Electric 3.0%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	20	15,449
Sr. Unsec’d. Notes	3.800	10/01/47	30	23,605
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	70	58,502
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.750	12/01/47	15	12,626

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Alabama Power Co.,
Sr. Unsec’d. Notes	3.850%	12/01/42	10	$8,509
Sr. Unsec’d. Notes	6.125	05/15/38	50	56,319
Ameren Illinois Co.,
Sr. Sec’d. Notes	4.150	03/15/46	25	22,046
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,305
Sr. Unsec’d. Notes	3.500	12/01/49	20	14,688
Sr. Unsec’d. Notes	6.350	12/15/32	25	27,391
Atlantic City Electric Co.,
First Mortgage	2.300	03/15/31	10	8,401
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	6.125	04/01/36	60	66,628
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	20	17,513
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30	20	17,761
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	70	67,354
First Mortgage	4.900	02/01/33	5	5,158
Connecticut Light & Power Co. (The),
First Mortgage	5.250	01/15/53	15	16,065
Dominion Energy South Carolina, Inc.,
First Mortgage	5.450	02/01/41	20	20,867
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	20	16,758
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	13,764
First Ref. Mortgage	4.000	09/30/42	40	35,095
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	75	70,164
Duke Energy Florida LLC,
First Mortgage	6.350	09/15/37	15	17,179
Duke Energy Indiana LLC,
First Mortgage, Series YYY	3.250	10/01/49	20	14,896
Entergy Louisiana LLC,
Collateral Trust	4.200	04/01/50	5	4,388
Entergy Texas, Inc.,
First Mortgage	1.750	03/15/31	45	36,497

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Evergy Kansas Central, Inc.,
First Mortgage	4.125%	03/01/42	15	$13,271
Eversource Energy,
Sr. Unsec’d. Notes	4.200	06/27/24	35	34,651
Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	12,055
Exelon Corp.,
Sr. Unsec’d. Notes	5.625	06/15/35	5	5,314
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	26,279
First Mortgage	5.250	02/01/41	25	26,224
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	7	6,560
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,446
Nevada Power Co.,
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,587
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.750	11/01/29	25	22,204
Northern States Power Co.,
First Mortgage	3.600	09/15/47	10	8,241
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	55	39,851
First Mortgage	4.000	12/01/46	15	10,923
First Mortgage	4.500	07/01/40	15	12,346
PacifiCorp,
First Mortgage	2.700	09/15/30	25	22,284
First Mortgage	5.250	06/15/35	45	46,894
First Mortgage	5.350	12/01/53	25	26,702
First Mortgage	6.000	01/15/39	15	16,425
PECO Energy Co.,
First Mortgage	2.800	06/15/50	5	3,517
First Mortgage	4.375	08/15/52	5	4,752
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	13,413
First Mortgage	4.150	10/01/45	20	17,638
First Mortgage	6.250	05/15/39	10	11,350
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	4,116
First Mortgage, MTN	3.650	09/01/28	25	24,160
First Mortgage, MTN	4.900	12/15/32	15	15,616

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Public Service Electric & Gas Co., (cont’d.)
First Ref. Mortgage, MTN	3.950%	05/01/42	10	$8,854
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	2.450	11/15/31	20	16,712
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,408
Sr. Sec’d. Notes	3.650	05/15/25	20	19,185
Sr. Sec’d. Notes	4.100	06/15/30	75	69,451
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	4,150
First Mortgage, Series UUU	3.320	04/15/50	25	19,144
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	60	58,113
Sr. Unsec’d. Notes	4.000	02/01/48	15	12,618
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	20	16,784
First Ref. Mortgage	4.650	10/01/43	40	37,228
Tampa Electric Co.,
Sr. Unsec’d. Notes	4.450	06/15/49	15	13,204
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.250	05/15/32	30	26,560
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	21,950
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	10,751
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	1.800	10/15/30	20	16,222
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	25	22,501
Sr. Unsec’d. Notes	4.000	06/15/28	70	68,369

				1,564,951

Electronics 0.1%

Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
	2.300	03/12/31	50	41,987

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.0%

Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
	5.141%	03/15/52	30	$24,921

Foods 0.2%

Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650	06/03/24	30	28,448
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.750	04/13/30	10	8,905
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	60	59,040

				96,393

Gas 0.2%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	10	7,829
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	9,509
Sr. Unsec’d. Notes	5.250	02/15/43	30	30,182
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	10	8,344
First Mortgage	5.125	11/15/40	15	15,024
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	25	21,658

				92,546

Healthcare-Products 0.1%

Danaher Corp.,
Sr. Unsec’d. Notes	2.800	12/10/51	15	10,773
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	9,815
Sr. Unsec’d. Notes	3.375	11/01/25	10	9,692
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.800	10/15/41	15	11,777

				42,057

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.3%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387%	10/15/49	15	$11,611
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,725
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,202
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021	1.777	11/15/30	30	24,295
Children’s Health System of Texas,
Unsec’d. Notes	2.511	08/15/50	10	6,383
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115	01/01/47	10	9,030
CommonSpirit Health,
Sr. Sec’d. Notes	2.760	10/01/24	20	19,338
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	38,598
Sr. Unsec’d. Notes	4.101	03/01/28	50	49,054
Sr. Unsec’d. Notes	4.625	05/15/42	35	33,688
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15	13,767
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	54,068
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	31,099
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	7,263
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	25	16,922
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2019	3.737	07/01/49	10	8,026
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	45	40,010
NYU Langone Hospitals,
Sec’d. Notes	4.368	07/01/47	15	13,583
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	25,140
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,542
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,893
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,629

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Providence St. Joseph Health Obligated Group, (cont’d.)
Unsec’d. Notes, Series H	2.746%	10/01/26	30	$28,335
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	10,592
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	21,539
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	12,812
Sutter Health,
Unsec’d. Notes, Series 2018	4.091	08/15/48	45	38,584
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	30	23,980
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,767
Sr. Unsec’d. Notes	4.250	06/15/48	15	13,825

				684,300

Insurance 0.6%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	70	69,392
Chubb Corp. (The),
Gtd. Notes	6.000	05/11/37	15	16,848
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	23,529
Sr. Unsec’d. Notes	3.950	05/15/24	35	34,531
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.900	04/05/32	30	27,317
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	50	37,263
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	5.625	08/16/32	10	9,686
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,347
Loews Corp.,
Sr. Unsec’d. Notes	3.200	05/15/30	15	13,725
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	3,661
Sr. Unsec’d. Notes	4.300	11/01/47	15	12,494

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Unum Group,
Sr. Unsec’d. Notes	4.000%	06/15/29	65	$61,067

				313,860

Iron/Steel 0.2%

Nucor Corp.,
Sr. Unsec’d. Notes	4.300	05/23/27	15	14,885
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	60	55,287
Vale Overseas Ltd. (Brazil),
Gtd. Notes	6.250	08/10/26	20	20,781

				90,953

Lodging 0.1%

Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	4,915
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	42,765

				47,680

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	10	7,989
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	60	56,646
Gtd. Notes	4.950	09/15/28	30	29,746

				94,381

Media 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	45	29,782
Sr. Sec’d. Notes	4.800	03/01/50	15	11,782
Sr. Sec’d. Notes	5.375	04/01/38	45	40,259
Sr. Sec’d. Notes	6.484	10/23/45	75	73,596
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	25	19,820

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Comcast Corp., (cont’d.)
Gtd. Notes	3.750%	04/01/40	10	$8,833
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	66	45,357
Gtd. Notes	4.125	05/15/29	20	18,378
Gtd. Notes	5.300	05/15/49	25	21,139
Walt Disney Co. (The),
Gtd. Notes	7.300	04/30/28	35	39,289

				308,235

Mining 0.7%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	85	91,558
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes	5.950	10/15/39	20	21,809
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	18,967
Gtd. Notes	4.375	08/01/28	55	52,554
Gtd. Notes	5.400	11/14/34	25	24,923
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27	35	34,062
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	45	37,669
Gtd. Notes	2.800	10/01/29	45	39,621
Gtd. Notes	5.450	06/09/44	25	25,733

				346,896

Miscellaneous Manufacturing 0.3%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	50	39,937
Eaton Corp.,
Gtd. Notes	4.700	08/23/52	10	9,739
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	15	14,165

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)

Teledyne Technologies, Inc.,
Gtd. Notes	2.250%	04/01/28	65	$57,742
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	50	41,853

				163,436

Oil & Gas 0.4%

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	15	11,384
Chevron Corp.,
Sr. Unsec’d. Notes	3.078	05/11/50	5	3,896
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	10	9,909
Diamondback Energy, Inc.,
Gtd. Notes	3.500	12/01/29	40	36,462
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	20	18,891
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20	17,024
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114	03/01/46	15	13,676
Phillips 66 Co.,
Gtd. Notes, 144A	3.750	03/01/28	10	9,474
Gtd. Notes, 144A	4.900	10/01/46	25	23,609
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	32,798
Sr. Unsec’d. Notes	2.150	01/15/31	10	8,287
TotalEnergies Capital International SA (France),
Gtd. Notes	2.829	01/10/30	25	22,767

				208,177

Oil & Gas Services 0.0%

Halliburton Co.,
Sr. Unsec’d. Notes
	4.750	08/01/43	10	9,245

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.1%

Berry Global, Inc.,
Sr. Sec’d. Notes	0.950%	02/15/24	30	$28,679
Sr. Sec’d. Notes	1.570	01/15/26	45	40,644

				69,323

Pharmaceuticals 1.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.250	11/21/49	40	35,833
Sr. Unsec’d. Notes	4.550	03/15/35	40	39,276
Sr. Unsec’d. Notes	4.700	05/14/45	40	38,239
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	2.250	05/28/31	10	8,637
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	9	8,843
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	60	59,803
Gtd. Notes	4.900	12/15/48	15	14,371
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10	9,834
Sr. Unsec’d. Notes	4.780	03/25/38	35	33,499
Sr. Unsec’d. Notes	5.125	07/20/45	35	33,685
Johnson & Johnson,
Sr. Unsec’d. Notes	3.625	03/03/37	25	23,388
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.400	03/07/29	10	9,610
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	30	24,610
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.050	03/31/30	135	113,714
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	20	19,060
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	45	32,834
Gtd. Notes	4.000	06/22/50	40	27,733
Wyeth LLC,
Gtd. Notes	6.450	02/01/24	50	50,760
Gtd. Notes	6.500	02/01/34	30	35,078

				618,807

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.6%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.900%	07/15/26	55	$52,959
Sr. Unsec’d. Notes	4.200	04/15/27	30	29,078
Sr. Unsec’d. Notes	4.750	01/15/26	40	39,712
Sr. Unsec’d. Notes	4.900	03/15/35	30	28,366
Sr. Unsec’d. Notes	5.300	04/15/47	10	9,062
Sr. Unsec’d. Notes	6.000	06/15/48	15	14,757
Sr. Unsec’d. Notes	6.125	12/15/45	50	49,979
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,649
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	60	56,995
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	10	9,048
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	90	76,841
Sr. Unsec’d. Notes	4.125	03/01/27	10	9,702
Sr. Unsec’d. Notes	4.500	07/15/23	20	19,923
Sr. Unsec’d. Notes	4.500	04/15/38	20	18,214
Sr. Unsec’d. Notes	4.700	04/15/48	50	43,193
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	155	136,898
Gtd. Notes	4.450	09/01/49	20	16,254
Gtd. Notes	4.950	07/13/47	10	8,744
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	22,485
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	15	13,575
Gtd. Notes	6.125	03/15/33	30	31,294
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	70	63,118
Sr. Unsec’d. Notes	4.600	03/15/48	25	22,613
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	29,005
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,560

				817,024

Real Estate Investment Trusts (REITs) 1.0%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	50	40,174

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Corporate Office Properties LP,
Gtd. Notes	2.900%	12/01/33	30	$21,998
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	20	17,194
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	15	12,846
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,324
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/30	20	17,770
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	11,991
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	50	43,219
Gtd. Notes	3.200	04/01/32	25	21,716
Realty Income Corp.,
Sr. Unsec’d. Notes	3.100	12/15/29	60	54,555
Sr. Unsec’d. Notes	3.400	01/15/28	10	9,519
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	55	47,745
Sr. Unsec’d. Notes	3.375	10/01/24	70	68,455
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,859
Sr. Unsec’d. Notes	3.750	02/01/24	10	9,879
Spirit Realty LP,
Gtd. Notes	2.700	02/15/32	25	19,390
Ventas Realty LP,
Gtd. Notes	3.850	04/01/27	10	9,640
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,324
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	10	9,194
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.000	04/15/30	40	37,735
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	40	33,601

				524,128

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.4%

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650%	01/15/31	5	$4,012
Sr. Unsec’d. Notes	3.750	04/18/29	30	28,502
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	85	84,193
Sr. Unsec’d. Notes	3.900	06/15/47	20	17,668
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	3.100	05/03/27	20	18,992
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	25,019
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	12,048
Sr. Unsec’d. Notes	4.700	06/15/32	20	19,958

				210,392

Semiconductors 0.3%

Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	20	15,294
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	47	39,445
Sr. Unsec’d. Notes, 144A	4.926	05/15/37	85	78,033

				132,772

Software 0.5%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.100	03/01/41	10	7,489
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	4,845
Sr. Unsec’d. Notes	3.850	06/01/25	15	14,669
Intuit, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/27	5	4,433
Microsoft Corp.,
Sr. Unsec’d. Notes	2.921	03/17/52	22	16,817
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	78,726
Sr. Unsec’d. Notes	2.950	05/15/25	75	72,044
Sr. Unsec’d. Notes	6.900	11/09/52	25	28,906
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	30	23,775

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Workday, Inc.,
Sr. Unsec’d. Notes	3.500%	04/01/27	10	$9,570
Sr. Unsec’d. Notes	3.700	04/01/29	25	23,582

				284,856

Telecommunications 0.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	10	9,167
Sr. Unsec’d. Notes	2.550	12/01/33	10	8,079
Sr. Unsec’d. Notes	3.500	06/01/41	100	80,476
Sr. Unsec’d. Notes	3.550	09/15/55	60	43,992
Sr. Unsec’d. Notes	3.800	12/01/57	30	22,809
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	85	63,341
Gtd. Notes	3.875	04/15/30	30	28,094
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	7,230
Sr. Unsec’d. Notes	3.400	03/22/41	45	36,231
Sr. Unsec’d. Notes	4.016	12/03/29	45	43,121

				342,540

Transportation 0.3%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.750	04/01/24	75	74,250
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	35	34,135
Sr. Unsec’d. Notes	4.100	03/15/44	10	8,968
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,307
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,874
Sr. Unsec’d. Notes	3.799	04/06/71	5	3,975

				144,509

TOTAL CORPORATE BONDS (cost $13,620,072)				11,926,806

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.9%

Arizona 0.1%

Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs	4.839%	01/01/41	35	$36,112

California 0.3%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	50	60,875
Taxable, Revenue Bonds	2.574	04/01/31	15	13,540
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs	5.716	07/01/39	20	22,565
State of California,
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	39,820

				136,800

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	25	24,814

Michigan 0.1%

Michigan Finance Authority,
Taxable, Revenue Bonds	3.384	12/01/40	15	12,725
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	19,063
Taxable, Revenue Bonds, Series B	3.504	04/01/52	30	25,330

				57,118

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	60	78,295

New York 0.1%

New York State Dormitory Authority,
Taxable, Revenue Bonds, Series C	2.202	03/15/34	30	23,874
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	14,428

				38,302

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 0.1%

JobsOhio Beverage System,
Taxable, Revenue Bonds, Series A	2.833%	01/01/38	5	$4,091
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	10,488
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	22,501
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	10,350

				47,430

Texas 0.0%

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	12,230

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	28,153

TOTAL MUNICIPAL BONDS (cost $533,744)				459,254

SOVEREIGN BONDS 1.7%

Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	191,037
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26	225	214,706
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	196,300
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	56,678
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	32	27,026
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	7.750	01/14/31	100	119,761
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24	30	30,681
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100	06/18/50	25	25,238

TOTAL SOVEREIGN BONDS (cost $964,272)				861,427

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 31.1%
Federal Home Loan Bank	4.250%	09/10/32	20	$20,173
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	103,824
Federal Home Loan Mortgage Corp.	1.500	10/01/50	209	167,604
Federal Home Loan Mortgage Corp.	2.000	01/01/32	29	26,642
Federal Home Loan Mortgage Corp.	2.000	12/01/50	399	337,152
Federal Home Loan Mortgage Corp.	2.000	05/01/51	470	395,706
Federal Home Loan Mortgage Corp.	2.500	07/01/31	74	70,421
Federal Home Loan Mortgage Corp.	2.500	04/01/51	251	221,022
Federal Home Loan Mortgage Corp.	2.500	10/01/51	359	318,890
Federal Home Loan Mortgage Corp.	3.000	02/01/32	21	20,436
Federal Home Loan Mortgage Corp.	3.000	02/01/32	26	25,276
Federal Home Loan Mortgage Corp.	3.000	01/01/37	8	7,976
Federal Home Loan Mortgage Corp.	3.000	12/01/37	12	11,263
Federal Home Loan Mortgage Corp.	3.000	12/01/42	85	79,913
Federal Home Loan Mortgage Corp.	3.000	11/01/46	23	21,435
Federal Home Loan Mortgage Corp.	3.000	01/01/47	149	138,431
Federal Home Loan Mortgage Corp.	3.000	03/01/47	102	94,829
Federal Home Loan Mortgage Corp.	3.000	12/01/47	58	53,624
Federal Home Loan Mortgage Corp.	3.000	12/01/47	90	82,893
Federal Home Loan Mortgage Corp.	3.500	11/01/37	14	13,239
Federal Home Loan Mortgage Corp.	3.500	06/01/42	20	19,675
Federal Home Loan Mortgage Corp.	3.500	04/01/46	26	24,745
Federal Home Loan Mortgage Corp.	3.500	11/01/47	36	34,194
Federal Home Loan Mortgage Corp.	3.500	11/01/47	44	41,699
Federal Home Loan Mortgage Corp.	3.500	02/01/48	127	121,413
Federal Home Loan Mortgage Corp.	3.500	04/01/48	254	242,334
Federal Home Loan Mortgage Corp.	3.500	08/01/52	248	232,938
Federal Home Loan Mortgage Corp.	4.000	11/01/37	118	117,353
Federal Home Loan Mortgage Corp.	4.000	10/01/45	23	22,691
Federal Home Loan Mortgage Corp.	4.000	05/01/46	47	46,382
Federal Home Loan Mortgage Corp.	4.000	03/01/47	23	22,211
Federal Home Loan Mortgage Corp.	4.000	01/01/48	37	36,381
Federal Home Loan Mortgage Corp.	4.500	07/01/47	46	46,597
Federal Home Loan Mortgage Corp.	4.500	12/01/48	12	11,987
Federal Home Loan Mortgage Corp.	5.500	12/01/52	499	507,734
Federal Home Loan Mortgage Corp.	6.250	07/15/32	45	53,954
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	30,200
Federal National Mortgage Assoc.	0.500	06/17/25	50	45,943
Federal National Mortgage Assoc.	0.500	11/07/25	30	27,294
Federal National Mortgage Assoc.	0.875	08/05/30	60	49,220
Federal National Mortgage Assoc.	1.500	10/01/50	223	178,439
Federal National Mortgage Assoc.	1.500	11/01/50	225	179,875

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.500%	02/01/51	198	$158,173
Federal National Mortgage Assoc.	2.000	07/01/40	174	152,501
Federal National Mortgage Assoc.	2.000	01/01/41	402	349,603
Federal National Mortgage Assoc.	2.000	05/01/41	412	362,138
Federal National Mortgage Assoc.	2.000	09/01/50	301	254,317
Federal National Mortgage Assoc.	2.000	12/01/50	159	135,515
Federal National Mortgage Assoc.	2.000	01/01/51	285	241,271
Federal National Mortgage Assoc.	2.000	03/01/51	130	110,153
Federal National Mortgage Assoc.	2.000	05/01/51	232	195,960
Federal National Mortgage Assoc.	2.500	02/05/24	65	63,527
Federal National Mortgage Assoc.	2.500	06/01/28	60	57,644
Federal National Mortgage Assoc.	2.500	01/01/32	74	69,879
Federal National Mortgage Assoc.	2.500	02/01/43	33	29,194
Federal National Mortgage Assoc.	2.500	09/01/46	31	27,715
Federal National Mortgage Assoc.	2.500	09/01/46	56	49,474
Federal National Mortgage Assoc.	2.500	05/01/50	187	165,293
Federal National Mortgage Assoc.	2.500	08/01/50	348	307,732
Federal National Mortgage Assoc.	2.500	10/01/50	390	344,323
Federal National Mortgage Assoc.	2.500	04/01/51	770	677,999
Federal National Mortgage Assoc.	2.500	08/01/51	105	92,510
Federal National Mortgage Assoc.	2.500	02/01/52	123	108,224
Federal National Mortgage Assoc.	3.000	11/01/28	38	37,201
Federal National Mortgage Assoc.	3.000	01/01/30	76	74,276
Federal National Mortgage Assoc.	3.000	12/01/36	26	24,632
Federal National Mortgage Assoc.	3.000	10/01/42	15	14,405
Federal National Mortgage Assoc.	3.000	12/01/42	93	87,673
Federal National Mortgage Assoc.	3.000	02/01/43	176	165,165
Federal National Mortgage Assoc.	3.000	04/01/43	47	44,061
Federal National Mortgage Assoc.	3.000	08/01/43	132	123,873
Federal National Mortgage Assoc.	3.000	01/01/47	153	141,317
Federal National Mortgage Assoc.	3.000	02/01/47	104	96,101
Federal National Mortgage Assoc.	3.000	01/01/50	81	74,712
Federal National Mortgage Assoc.	3.000	04/01/52	241	219,692
Federal National Mortgage Assoc.	3.500	08/01/31	28	27,473
Federal National Mortgage Assoc.	3.500	10/01/32	12	11,912
Federal National Mortgage Assoc.	3.500	06/01/33	17	16,885
Federal National Mortgage Assoc.	3.500	01/01/42	65	62,543
Federal National Mortgage Assoc.	3.500	03/01/42	63	60,610
Federal National Mortgage Assoc.	3.500	10/01/42	186	179,231
Federal National Mortgage Assoc.	3.500	11/01/42	44	42,023
Federal National Mortgage Assoc.	3.500	08/01/43	59	56,511
Federal National Mortgage Assoc.	3.500	03/01/45	101	96,988

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/46	20	$18,809
Federal National Mortgage Assoc.	3.500	12/01/46	189	179,941
Federal National Mortgage Assoc.	3.500	01/01/47	41	39,473
Federal National Mortgage Assoc.	3.500	09/01/47	61	58,157
Federal National Mortgage Assoc.	3.500	07/01/52	494	463,494
Federal National Mortgage Assoc.	4.000	01/01/41	116	114,417
Federal National Mortgage Assoc.	4.000	04/01/41	63	62,686
Federal National Mortgage Assoc.	4.000	02/01/47	61	59,630
Federal National Mortgage Assoc.	4.000	04/01/48	107	105,226
Federal National Mortgage Assoc.	4.000	12/01/48	96	93,968
Federal National Mortgage Assoc.	4.000	03/01/49	203	198,620
Federal National Mortgage Assoc.	4.000	04/01/52	234	225,668
Federal National Mortgage Assoc.	4.500	TBA	250	246,875
Federal National Mortgage Assoc.	4.500	03/01/41	62	62,989
Federal National Mortgage Assoc.	4.500	02/01/44	52	52,679
Federal National Mortgage Assoc.	4.500	01/01/45	57	57,488
Federal National Mortgage Assoc.	4.500	04/01/48	32	31,743
Federal National Mortgage Assoc.	4.500	05/01/48	10	9,715
Federal National Mortgage Assoc.	4.500	08/01/48	12	12,366
Federal National Mortgage Assoc.	4.500	02/01/49	10	10,171
Federal National Mortgage Assoc.	4.500	06/01/52	112	110,396
Federal National Mortgage Assoc.	5.000	TBA	500	501,836
Federal National Mortgage Assoc.	5.000	11/01/35	77	78,748
Federal National Mortgage Assoc.	5.000	06/01/40	15	15,900
Federal National Mortgage Assoc.	5.000	03/01/42	30	30,537
Federal National Mortgage Assoc.	5.500	11/01/52	496	504,542
Federal National Mortgage Assoc.	6.000	12/01/52	125	128,715
Federal National Mortgage Assoc.	6.625	11/15/30	40	47,959
Government National Mortgage Assoc.	2.000	12/20/51	233	201,104
Government National Mortgage Assoc.	2.500	03/20/43	7	6,791
Government National Mortgage Assoc.	2.500	12/20/46	13	11,588
Government National Mortgage Assoc.	2.500	05/20/51	438	392,032
Government National Mortgage Assoc.	2.500	10/20/51	249	222,309
Government National Mortgage Assoc.	3.000	01/20/43	66	62,532
Government National Mortgage Assoc.	3.000	04/20/45	27	25,079
Government National Mortgage Assoc.	3.000	07/20/46	47	43,589
Government National Mortgage Assoc.	3.000	09/20/46	47	44,355
Government National Mortgage Assoc.	3.000	03/20/49	59	54,521
Government National Mortgage Assoc.	3.000	06/20/51	91	83,850
Government National Mortgage Assoc.	3.000	08/20/51	231	213,139
Government National Mortgage Assoc.	3.500	12/20/42	134	129,982
Government National Mortgage Assoc.	3.500	01/20/44	37	35,619

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	04/20/45	19	$18,561
Government National Mortgage Assoc.	3.500	07/20/46	84	80,548
Government National Mortgage Assoc.	3.500	08/20/46	128	122,342
Government National Mortgage Assoc.	3.500	09/20/46	20	19,051
Government National Mortgage Assoc.	3.500	07/20/47	54	51,954
Government National Mortgage Assoc.	3.500	11/20/47	36	34,181
Government National Mortgage Assoc.	4.000	12/20/45	57	56,804
Government National Mortgage Assoc.	4.000	10/20/46	3	3,276
Government National Mortgage Assoc.	4.000	03/20/47	27	26,718
Government National Mortgage Assoc.	4.000	07/20/47	34	33,782
Government National Mortgage Assoc.	4.000	09/20/47	89	87,497
Government National Mortgage Assoc.	4.000	03/20/49	14	13,823
Government National Mortgage Assoc.	4.500	TBA	250	248,203
Government National Mortgage Assoc.	4.500	04/20/41	12	12,217
Government National Mortgage Assoc.	4.500	03/20/44	31	31,527
Government National Mortgage Assoc.	4.500	12/20/44	29	29,796
Government National Mortgage Assoc.	4.500	11/20/46	15	14,990
Government National Mortgage Assoc.	4.500	01/20/47	5	4,755
Government National Mortgage Assoc.	5.000	04/20/45	23	23,736
Government National Mortgage Assoc.	5.500	12/15/33	9	9,567
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	23,109
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	32,649

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,381,784)				15,942,761

U.S. TREASURY OBLIGATIONS 36.1%
U.S. Treasury Bonds	1.375	11/15/40	1,300	898,828
U.S. Treasury Bonds	1.750	08/15/41	205	149,088
U.S. Treasury Bonds	1.875	11/15/51	580	398,116
U.S. Treasury Bonds	2.000	02/15/50	105	75,009
U.S. Treasury Bonds	2.250	05/15/41	1,425	1,135,992
U.S. Treasury Bonds	2.375	05/15/51	200	154,969
U.S. Treasury Bonds	2.500	02/15/46	460	369,581
U.S. Treasury Bonds	2.750	08/15/47	265	222,641
U.S. Treasury Bonds	3.000	08/15/52	111	98,270
U.S. Treasury Bonds	3.625	08/15/43	184	180,366
U.S. Treasury Bonds	4.000	11/15/42	360	371,981
U.S. Treasury Bonds	6.250	08/15/23	790	795,555
U.S. Treasury Notes	0.375	04/30/25	50	46,059
U.S. Treasury Notes	0.375	01/31/26	500	451,172
U.S. Treasury Notes	0.750	03/31/26	1,990	1,810,745

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.750%	04/30/26	870	$789,117
U.S. Treasury Notes	0.875	06/30/26	1,110	1,007,412
U.S. Treasury Notes	1.250	11/30/26	990	902,911
U.S. Treasury Notes	1.250	12/31/26	215	195,784
U.S. Treasury Notes	1.500	11/30/28	441	392,114
U.S. Treasury Notes	2.000	08/15/25	285	271,329
U.S. Treasury Notes	2.125	07/31/24	830	801,598
U.S. Treasury Notes	2.625	02/15/29	325	307,811
U.S. Treasury Notes	2.750	07/31/27	1,075	1,034,939
U.S. Treasury Notes	2.750	05/31/29	290	276,293
U.S. Treasury Notes	2.875	05/15/32	655	624,194
U.S. Treasury Notes	3.000	07/15/25	275	268,533
U.S. Treasury Notes	3.125	11/15/28	90	87,715
U.S. Treasury Notes	3.500	01/31/28	760	756,675
U.S. Treasury Notes	3.500	01/31/30	400	398,750
U.S. Treasury Notes	4.125	11/15/32	550	578,875
U.S. Treasury Notes	4.250	09/30/24	2,125	2,120,269
U.S. Treasury Notes	4.250	12/31/24	135	135,005
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	7,515
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	25,891
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	9,659
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	6,984
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	16,151
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	26,789
U.S. Treasury Strips Coupon	2.230(s)	05/15/39	50	26,951
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	98,794
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	250	108,857
U.S. Treasury Strips Coupon	2.444(s)	02/15/36	65	39,917
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	17,135

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,667,267)				18,492,339

TOTAL LONG-TERM INVESTMENTS (cost $55,646,135)				50,789,934

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

SHORT-TERM INVESTMENT 2.5%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $1,272,761)	1,272,761	$1,272,761

TOTAL INVESTMENTS 101.6% (cost $56,918,896)		52,062,695
Liabilities in excess of other assets(z) (1.6)%		(797,041)

NET ASSETS 100.0%		$51,265,654

Below is a list of the abbreviation(s) used in the semiannual report:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	3.500%	TBA	02/13/23	(250)	$(234,438)
Federal National Mortgage Assoc.	5.500%	TBA	02/13/23	(125)	(127,022)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $361,172)					$(361,460)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Credit Cards	$—	$98,817	$—
Commercial Mortgage-Backed Securities	—	3,008,530	—
Corporate Bonds	—	11,926,806	—
Municipal Bonds	—	459,254	—
Sovereign Bonds	—	861,427	—
U.S. Government Agency Obligations	—	15,942,761	—
U.S. Treasury Obligations	—	18,492,339	—
Short-Term Investment
Unaffiliated Fund	1,272,761	—	—

Total	$1,272,761	$50,789,934	$—

Other Financial Instruments*
Liabilities
Forward Commitment Contracts	$—	$(361,460)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

U.S. Treasury Obligations	36.1%
U.S. Government Agency Obligations	31.1
Commercial Mortgage-Backed Securities	5.9
Banks	5.3
Electric	3.0
Unaffiliated Fund	2.5
Sovereign Bonds	1.7
Pipelines	1.6
Healthcare-Services	1.3
Pharmaceuticals	1.2
Real Estate Investment Trusts (REITs)	1.0
Municipal Bonds	0.9
Mining	0.7
Telecommunications	0.7

Aerospace & Defense	0.6%
Insurance	0.6
Media	0.6
Beverages	0.6
Software	0.5
Commercial Services	0.5
Auto Manufacturers	0.4
Retail	0.4
Oil & Gas	0.4
Miscellaneous Manufacturing	0.3
Chemicals	0.3
Transportation	0.3
Biotechnology	0.3
Semiconductors	0.3

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Industry Classification (continued):

Agriculture	0.3%
Computers	0.2
Building Materials	0.2
Diversified Financial Services	0.2
Credit Cards	0.2
Foods	0.2
Machinery-Diversified	0.2
Gas	0.2
Iron/Steel	0.2
Airlines	0.2
Packaging & Containers	0.1
Lodging	0.1

Healthcare-Products	0.1%
Electronics	0.1
Entertainment	0.0	*
Auto Parts & Equipment	0.0	*
Oil & Gas Services	0.0	*

	101.6
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets

Unaffiliated investments (cost $56,918,896)	$52,062,695
Receivable for investments sold	361,693
Dividends and interest receivable	317,122
Receivable for Fund shares sold	307,070
Prepaid expenses	860

Total Assets	53,049,440

Liabilities

Payable for investments purchased	1,341,970
Forward commitment contracts, at value (proceeds receivable $361,172)	361,460
Accrued expenses and other liabilities	53,439
Payable for Fund shares purchased	18,544
Management fee payable	7,567
Trustees’ fees payable	706
Affiliated transfer agent fee payable	100

Total Liabilities	1,783,786

Net Assets	$51,265,654

Net assets were comprised of:
Paid-in capital	$58,977,137
Total distributable earnings (loss)	(7,711,483)

Net assets, January 31, 2023	$51,265,654

Class R6

Net asset value, offering price and redemption price per share, ($51,265,654 ÷ 5,827,808 shares of beneficial interest issued and outstanding)	$8.80

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Interest income	$698,950
Unaffiliated dividend income	22,723

Total income	721,673

Expenses
Management fee	66,803
Audit fee	28,003
Custodian and accounting fees	22,817
Professional fees	9,955
Shareholders’ reports	6,069
Trustees’ fees	4,976
Fund data services	4,008
Transfer agent’s fees and expenses (including affiliated expense of $259)	298
Registration fees	126
SEC registration fees	110
Miscellaneous	5,446

Total expenses	148,611
Less: Fee waiver and/or expense reimbursement	(24,902)

Net expenses	123,709

Net investment income (loss)	597,964

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(971,953)
Net change in unrealized appreciation (depreciation) on investments	(841,511)

Net gain (loss) on investment transactions	(1,813,464)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,215,500)

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$597,964	$870,799
Net realized gain (loss) on investment transactions	(971,953)	(1,011,792)
Net change in unrealized appreciation (depreciation) on investments	(841,511)	(6,139,343)

Net increase (decrease) in net assets resulting from operations	(1,215,500)	(6,280,336)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(710,419)	(1,404,487)

Fund share transactions
Net proceeds from shares sold (459,614 and 4,134,711 shares, respectively)	3,946,333	40,966,836
Net asset value of shares issued in reinvestment of dividends and distributions (82,679 and 142,730 shares, respectively)	710,419	1,388,737
Cost of shares purchased (365,358 and 4,666,383 shares, respectively)	(3,150,600)	(45,765,768)

Net increase (decrease) in net assets from Fund share transactions	1,506,152	(3,410,195)

Total increase (decrease)	(419,767)	(11,095,018)

Net Assets:

Beginning of period	51,685,421	62,780,439

End of period	$51,265,654	$51,685,421

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2023
			Year Ended July 31,

			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.15		$10.39	$10.81	$10.12	$9.66	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15	0.13	0.22	0.25	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.33)		(1.16)	(0.25)	0.73	0.49	(0.34)
Total from investment operations	(0.22)		(1.01)	(0.12)	0.95	0.74	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.21)	(0.26)	(0.28)	(0.24)
Distributions from net realized gains	-		(0.03)	(0.09)	-	-	-
Total dividends and distributions	(0.13)		(0.23)	(0.30)	(0.26)	(0.28)	(0.24)
Net asset value, end of period	$8.80		$9.15	$10.39	$10.81	$10.12	$9.66
Total Return(b):	(2.41)%		(9.79)%	(1.07)%	9.50%	7.74%	(1.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,266		$51,685	$62,780	$57,963	$46,905	$38,592
Average net assets (000)	$49,080		$58,320	$62,768	$50,192	$42,668	$34,737
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50%	(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	0.60%	(d)	0.55%	0.55%	0.67%	0.77%	0.78%
Net investment income (loss)	2.42%	(d)	1.49%	1.28%	2.07%	2.55%	2.11%
Portfolio turnover rate(e)(f)	106%		171%	194%	174%	107%	171%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.0%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/30	5,242	$4,827,296
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	9,955	9,083,639
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/31	222	202,140
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,344	925,938
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	15,781	15,228,080
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,042	750,427
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	4,406	4,211,522
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	04/15/24	1,045	1,018,423
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	6,306	6,036,511
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	10,030	9,707,962
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	2,033	1,716,186
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	3,643	3,174,581
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	76	64,481
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	9,085	8,840,448
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	129	111,616
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	333	296,938
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	1,473	1,303,924
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	2,609	2,302,421
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	147	142,224
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	3,427	3,448,290
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,322	1,450,748
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	1,149	1,262,834
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	987	991,421
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	650	670,011
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,165	1,238,658
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	6,935	8,151,155
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	368	408,255

TOTAL LONG-TERM INVESTMENTS (cost $94,065,288)				87,566,129

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

SHORT-TERM INVESTMENT 2.8%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $2,529,733)	2,529,733	$2,529,733

TOTAL INVESTMENTS 100.8% (cost $96,595,021)		90,095,862
Liabilities in excess of other assets (0.8)%		(703,652)

NET ASSETS 100.0%		$89,392,210

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
U.S. Treasury Obligations	$—	$87,566,129	$—
Short-Term Investment
Unaffiliated Fund	2,529,733	—	—

Total	$2,529,733	$87,566,129	$—

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Sector Allocations:

The sector allocations of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

U.S. Treasury Obligations	98.0%

Unaffiliated Fund	2.8%

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets

Unaffiliated investments (cost $96,595,021)	$90,095,862
Receivable for investments sold	1,078,236
Receivable for Fund shares sold	785,865
Dividends and interest receivable	167,536
Prepaid expenses	1,300

Total Assets	92,128,799

Liabilities

Payable for investments purchased	2,673,111
Accrued expenses and other liabilities	37,037
Management fee payable	17,119
Payable for Fund shares purchased	8,540
Trustees’ fees payable	687
Affiliated transfer agent fee payable	95

Total Liabilities	2,736,589

Net Assets	$89,392,210

Net assets were comprised of:
Paid-in capital	$102,845,797
Total distributable earnings (loss)	(13,453,587)

Net assets, January 31, 2023	$89,392,210

Class R6

Net asset value, offering price and redemption price per share, ($89,392,210 ÷ 10,244,526 shares of beneficial interest issued and outstanding)	$8.73

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Interest income	$1,622,867
Unaffiliated dividend income	16,891

Total income	1,639,758

Expenses
Management fee	98,611
Custodian and accounting fees	20,043
Audit fee	16,282
Professional fees	10,325
Trustees’ fees	5,483
Shareholders’ reports	3,314
SEC registration fees	485
Transfer agent’s fees and expenses (including affiliated expense of $244)	264
Registration fees	115
Miscellaneous	8,134

Total expenses	163,056

Net investment income (loss)	1,476,702

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(3,263,252)
Net change in unrealized appreciation (depreciation) on investments	(3,053,922)

Net gain (loss) on investment transactions	(6,317,174)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,840,472)

See Notes to Financial Statements.

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,476,702	$5,582,965
Net realized gain (loss) on investment transactions	(3,263,252)	(842,753)
Net change in unrealized appreciation (depreciation) on investments	(3,053,922)	(8,085,886)

Net increase (decrease) in net assets resulting from operations	(4,840,472)	(3,345,674)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,859,428)	(8,160,025)

Fund share transactions
Net proceeds from shares sold (1,538,160 and 4,731,082 shares, respectively)	13,351,692	47,044,350
Net asset value of shares issued in reinvestment of dividends and distributions (208,852 and 812,739 shares, respectively)	1,859,428	8,158,022
Cost of shares purchased (1,104,767 and 3,680,859 shares, respectively)	(9,781,089)	(36,827,372)

Net increase (decrease) in net assets from Fund share transactions	5,430,031	18,375,000

Total increase (decrease)	(1,269,869)	6,869,301

Net Assets:

Beginning of period	90,662,079	83,792,778

End of period	$89,392,210	$90,662,079

See Notes to Financial Statements.

PGIM TIPS Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31,			,

			Year Ended July 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.44		$10.83	$10.67	$9.87	$9.61	$9.86
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.68	0.36	0.01	0.21	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.67)		(1.08)	0.32	0.94	0.30	(0.19)
Total from investment operations	(0.52)		(0.40)	0.68	0.95	0.51	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.78)	(0.43)	(0.15)	(0.25)	(0.34)
Distributions from net realized gains	-		(0.21)	(0.09)	-	-	-
Total dividends and distributions	(0.19)		(0.99)	(0.52)	(0.15)	(0.25)	(0.34)
Net asset value, end of period	$8.73		$9.44	$10.83	$10.67	$9.87	$9.61
Total Return(b):	(5.50)%		(3.91)%	6.49%	9.83%	5.38%	0.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,392		$90,662	$83,793	$48,736	$35,938	$23,693
Average net assets (000)	$85,050		$83,845	$79,151	$38,800	$30,412	$19,916
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38%	(d)	0.39%	0.40%	0.40%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	0.38%	(d)	0.39%	0.41%	0.58%	0.72%	0.94%
Net investment income (loss)	3.44%	(d)	6.66%	3.39%	0.12%	2.17%	2.83%
Portfolio turnover rate(e)	34%		73%	72%	102%	40%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 98.2%

U.S. TREASURY OBLIGATIONS(n) 80.6%
U.S. Treasury Bills	3.137%	07/13/23	23,500	$23,016,468
U.S. Treasury Bills	4.492	07/13/23(bb)(k)	10,500	10,283,954
U.S. Treasury Bills	4.677	11/02/23	36,000	34,773,166

TOTAL U.S. TREASURY OBLIGATIONS (cost $68,245,906)				68,073,588

			Shares

UNAFFILIATED FUND 17.6%
Dreyfus Government Cash Management (Institutional Shares)(bb) (cost $14,880,178)			14,880,178	14,880,178

TOTAL INVESTMENTS 98.2% (cost $83,126,084)				82,953,766
Other assets in excess of liabilities(z) 1.8%				1,544,873

NET ASSETS 100.0%				$84,498,639

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2023(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
74	Brent Crude	May 2023	$6,302,580	$318,689
33	Coffee ‘C’	Mar. 2023	2,249,156	371,119
44	Copper	Mar. 2023	4,648,600	654,563
147	Corn	Mar. 2023	4,996,162	(30)
29	Cotton No. 2	Mar. 2023	1,250,190	80,740
30	Gasoline RBOB	Mar. 2023	3,234,168	460,529

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Commodity Futures contracts outstanding at January 31, 2023(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
61	Gold 100 OZ	Apr. 2023	$11,866,330	$368,313
34	Hard Red Winter Wheat	Mar. 2023	1,493,875	(76,024)
63	Lean Hogs	Apr. 2023	2,177,910	(80,703)
16	Live Cattle	Apr. 2023	1,043,360	12,675
14	LME Lead	Mar. 2023	746,462	(15,963)
19	LME Nickel	Mar. 2023	3,448,044	110,154
54	LME PRI Aluminum	Mar. 2023	3,548,475	140,924
54	LME Zinc	Mar. 2023	4,588,326	306,872
25	Low Sulphur Gas Oil	Mar. 2023	2,249,375	213,351
173	Natural Gas	Mar. 2023	4,643,320	(3,336,174)
21	NY Harbor ULSD	Mar. 2023	2,773,714	180,956
19	Silver	Mar. 2023	2,264,420	322,166
19	Soft Red Winter Wheat	Mar. 2023	723,188	(52,152)
74	Soybean	Mar. 2023	5,690,600	322,415
59	Soybean Meal	Mar. 2023	2,856,780	294,115
113	Soybean Oil	Mar. 2023	4,225,974	11,846
88	Sugar No. 11	Mar. 2023	2,144,666	275,392
90	WTI Crude	Mar. 2023	7,098,300	334,144

				1,217,917

Short Positions:
11	LME Nickel	Mar. 2023	1,996,236	(193,118)
9	LME PRI Aluminum	Mar. 2023	591,413	(39,059)
5	LME Zinc	Mar. 2023	424,845	(23,366)

				(255,543)

				$962,374

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$286,445	$8,814,818

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Unaffiliated Fund	$14,880,178	$—	$—
U.S. Treasury Obligations	—	68,073,588	—

Total	$14,880,178	$68,073,588	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$4,778,963	$—	$—

Liabilities
Commodity Futures Contracts	$(3,816,589)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

U.S. Treasury Obligations	80.6%
Unaffiliated Fund	17.6

98.2
Other assets in excess of liabilities	1.8

100.0%

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2023 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$4,778,963	*	Due from/to broker-variation margin futures	$3,816,589	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(13,723,099)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$6,614,815

For the six months ended January 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$84,855,702

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$3,765,296

*	Average volume is based on average quarter end balances as noted for the six months ended January 31, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets

Unaffiliated investments (cost $83,126,084)	$82,953,766
Due from broker—variation margin futures	661,675
Receivable for Fund shares sold	603,995
Deposit with broker for centrally cleared/exchange-traded derivatives	286,445
Dividends and interest receivable	48,164
Prepaid expenses and other assets	23,043

Total Assets	84,577,088

Liabilities

Management fee payable	26,146
Payable for Fund shares purchased	23,055
Audit fee payable	14,266
Custodian and accounting fees payable	13,512
Trustees’ fees payable	677
Accrued expenses and other liabilities	412
Affiliated transfer agent fee payable	381

Total Liabilities	78,449

Net Assets	$84,498,639

Net assets were comprised of:
Paid-in capital	$97,932,797
Total distributable earnings (loss)	(13,434,158)

Net assets, January 31, 2023	$84,498,639

Class Z

Net asset value, offering price and redemption price per share, ($9,756,855 ÷ 1,310,520 shares of beneficial interest issued and outstanding)	$7.45

Class R6

Net asset value, offering price and redemption price per share, ($74,741,784 ÷ 10,051,662 shares of beneficial interest issued and outstanding)	$7.44

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Interest income	$1,055,223
Unaffiliated dividend income	208,065

Total income	1,263,288

Expenses
Management fee	188,235
Custodian and accounting fees	20,886
Audit fee	14,266
Professional fees	13,172
Registration fees(a)	9,753
Trustees’ fees	5,414
Shareholders’ reports	3,545
Transfer agent’s fees and expenses (including affiliated expense of $1,095)(a)	1,477
SEC registration fees	340
Miscellaneous	7,997

Total expenses	265,085
Less: Fee waiver and/or expense reimbursement(a)	(32,303)

Net expenses	232,782

Net investment income (loss)	1,030,506

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(224,405)
Futures transactions	(13,723,099)

(13,947,504)

Net change in unrealized appreciation (depreciation) on:
Investments	(66,970)
Futures	6,614,815

6,547,845

Net gain (loss) on investment transactions	(7,399,659)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(6,369,153)

(a)	Class specific expenses and waivers were as follows:

	Class Z	Class R6
Registration fees	8,380	1,373
Transfer agent’s fees and expenses	835	642
Fee waiver and/or expense reimbursement	(7,313)	(24,990)

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,030,506	$(120,051)
Net realized gain (loss) on investment transactions	(13,947,504)	24,360,060
Net change in unrealized appreciation (depreciation) on investments	6,547,845	(7,097,037)

Net increase (decrease) in net assets resulting from operations	(6,369,153)	17,142,972

Dividends and Distributions
Distributions from distributable earnings
Class Z	(1,647,571)	—
Class R6	(17,608,485)	(19,775,119)

Total dividends and distributions	(19,256,056)	(19,775,119)

Fund share transactions
Net proceeds from shares sold	23,554,236	38,749,715
Net asset value of shares issued in reinvestment of dividends and distributions	19,256,056	19,775,119
Cost of shares purchased	(13,797,515)	(36,502,919)

Net increase (decrease) in net assets from Fund share transactions	29,012,777	22,021,915

Total increase (decrease)	3,387,568	19,389,768

Net Assets:

Beginning of period	81,111,071	61,721,303

End of period	$84,498,639	$81,111,071

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited)

Class Z Shares
	Six Months		December 14, 2021(a)
	Ended
	January 31,		through July 31,
	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.53		$7.94
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.01	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.88)		2.58
Total from investment operations	(0.76)		2.59
Less Dividends and Distributions:
Dividends from net investment income	(2.32)		-
Net asset value, end of period	$7.45		$10.53
Total Return(d):	(7.64)%		32.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,757		$532
Average net assets (000)	$5,311		$424
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.70%	(f)	0.70	%(f)
Expenses before waivers and/or expense reimbursement	0.97%	(f)	9.94	%(f)
Net investment income (loss)	2.66%	(f)	0.08	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.53		$12.02	$8.34	$9.44		$10.31	$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.12		(0.02)	(0.05)	0.01		0.14	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.87)		2.45	3.73	(1.01)		(0.74)	0.27
Total from investment operations	(0.75)		2.43	3.68	(1.00)		(0.60)	0.31
Less Dividends and Distributions:
Dividends from net investment income	(2.34)		(3.92)	-	(0.10)		(0.27)	(0.15)
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Total dividends and distributions	(2.34)		(3.92)	-	(0.10)		(0.27)	(0.15)
Net asset value, end of period	$7.44		$10.53	$12.02	$8.34		$9.44	$10.31
Total Return(c):	(7.57)%		30.61%	44.12%	(10.74)%		(5.69)%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,742		$80,579	$61,721	$38,553		$21,123	$18,187
Average net assets (000)	$74,760		$67,445	$53,974	$28,308		$19,634	$16,136
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%(	e)	0.62%	0.64%	0.80%		0.80%	0.92%
Expenses before waivers and/or expense reimbursement	0.64%(	e)	0.68%	0.71%	0.94%		1.10%	1.88%
Net investment income (loss)	2.55%(	e)	(0.18)%	(0.53)%	0.17%		1.42%	0.41%
Portfolio turnover rate(f)	0%		0%	0%	0%		0%	0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 100.8%

COMMON STOCKS 98.9%

Aerospace & Defense 0.8%

AerSale Corp.*	575	$10,701
Axon Enterprise, Inc.*	245	47,883
Hexcel Corp.	215	15,175
Moog, Inc. (Class A Stock)	60	5,719
Parsons Corp.*	100	4,352
Woodward, Inc.	175	17,895

		101,725

Airlines 0.8%

Alaska Air Group, Inc.*	1,250	64,175
JetBlue Airways Corp.*	5,800	46,400

		110,575

Auto Components 2.3%

Adient PLC*	871	39,212
BorgWarner, Inc.	800	37,824
Dana, Inc.	975	17,687
Gentex Corp.	2,125	62,709
Goodyear Tire & Rubber Co. (The)*	4,850	54,562
Lear Corp.	40	5,831
Visteon Corp.*	515	80,515

		298,340

Automobiles 1.3%

Harley-Davidson, Inc.	2,200	101,266
Thor Industries, Inc.	665	63,394

		164,660

Banks 6.1%

Associated Banc-Corp.	3,700	82,917
Cullen/Frost Bankers, Inc.	525	68,397
East West Bancorp, Inc.	458	35,962
FNB Corp.	5,281	75,360
Fulton Financial Corp.	1,325	22,167
Old National Bancorp	5,350	93,625
PacWest Bancorp	812	22,460
Pinnacle Financial Partners, Inc.	1,190	93,689
Synovus Financial Corp.	1,640	68,798

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Valley National Bancorp	5,268	$62,584
Washington Federal, Inc.	200	7,092
Webster Financial Corp.	1,025	53,966
Wintrust Financial Corp.	1,196	109,398

		796,415

Beverages 0.4%

Coca-Cola Consolidated, Inc.	95	48,144

Biotechnology 1.3%

Exelixis, Inc.*	373	6,572
Neurocrine Biosciences, Inc.*	145	16,085
United Therapeutics Corp.*	580	152,639

		175,296

Building Products 1.9%

Builders FirstSource, Inc.*	1,400	111,580
Carlisle Cos., Inc.	90	22,577
Owens Corning	1,129	109,118
UFP Industries, Inc.	85	7,952

		251,227

Capital Markets 2.8%

Affiliated Managers Group, Inc.	395	68,232
BGC Partners, Inc. (Class A Stock)	5,550	24,143
Evercore, Inc. (Class A Stock)	72	9,346
Interactive Brokers Group, Inc. (Class A Stock)	170	13,590
Janus Henderson Group PLC	933	24,183
Jefferies Financial Group, Inc.	2,871	112,773
Stifel Financial Corp.	1,718	115,811

		368,078

Chemicals 1.9%

Avient Corp.	175	7,091
Cabot Corp.	356	26,817
Chemours Co. (The)	938	34,134
Ecovyst, Inc.*	700	7,343
Ingevity Corp.*	70	5,771

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Olin Corp.	1,890	$122,075
Valvoline, Inc.	1,325	48,575

		251,806

Commercial Services & Supplies 0.7%

Brink’s Co. (The)	175	11,480
Clean Harbors, Inc.*	313	40,784
Deluxe Corp.	200	3,998
Tetra Tech, Inc.	250	38,880

		95,142

Communications Equipment 0.2%

Calix, Inc.*	625	32,900

Construction & Engineering 2.8%

AECOM	1,429	124,709
EMCOR Group, Inc.	823	122,010
MDU Resources Group, Inc.	600	18,546
Valmont Industries, Inc.	300	98,919

		364,184

Construction Materials 0.9%

Eagle Materials, Inc.	842	122,999

Consumer Finance 0.2%

Navient Corp.	1,725	32,723

Containers & Packaging 1.3%

Berry Global Group, Inc.	125	7,716
Greif, Inc. (Class A Stock)	1,271	90,788
Westrock Co.	1,850	72,594

		171,098

Diversified Consumer Services 0.9%

Grand Canyon Education, Inc.*	211	24,594
H&R Block, Inc.	900	35,082

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Consumer Services (cont’d.)

Perdoceo Education Corp.*	975	$14,596
Service Corp. International	510	37,816

		112,088

Diversified Financial Services 1.0%

Cannae Holdings, Inc.*	750	18,330
Voya Financial, Inc.	1,600	111,632

		129,962

Diversified Telecommunication Services 0.1%

Iridium Communications, Inc.*	175	10,472
Lumen Technologies, Inc.	1,150	6,038

		16,510

Electric Utilities 1.0%

ALLETE, Inc.	450	27,837
Hawaiian Electric Industries, Inc.	2,200	92,994
NRG Energy, Inc.	400	13,688

		134,519

Electrical Equipment 2.8%

Acuity Brands, Inc.	554	104,440
EnerSys	160	13,283
Hubbell, Inc.	585	133,913
nVent Electric PLC	2,639	104,900
Sunrun, Inc.*	275	7,227

		363,763

Electronic Equipment, Instruments & Components 3.5%

Arrow Electronics, Inc.*	1,010	118,665
Avnet, Inc.	800	36,704
Belden, Inc.	1,005	81,496
Jabil, Inc.	1,853	145,701
PC Connection, Inc.	275	13,483
TD SYNNEX Corp.	636	64,967

		461,016

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 1.3%

ChampionX Corp.	900	$29,718
NOV, Inc.	4,975	121,589
RPC, Inc.	425	4,216
U.S. Silica Holdings, Inc.*	1,150	14,076

		169,599

Entertainment 0.7%

Lions Gate Entertainment Corp. (Class A Stock)*	800	6,376
Lions Gate Entertainment Corp. (Class B Stock)*	800	6,096
Madison Square Garden Sports Corp.	185	33,640
World Wrestling Entertainment, Inc. (Class A Stock)	474	40,110

		86,222

Equity Real Estate Investment Trusts (REITs) 7.2%

Apple Hospitality REIT, Inc.	3,625	64,271
Brixmor Property Group, Inc.	2,850	67,061
City Office REIT, Inc.	450	4,428
Cousins Properties, Inc.	1,850	50,727
DiamondRock Hospitality Co.	550	5,297
EPR Properties	1,850	78,588
Franklin Street Properties Corp.	6,000	18,480
Hersha Hospitality Trust (Class A Stock)	1,350	12,420
Hudson Pacific Properties, Inc.	400	4,556
Industrial Logistics Properties Trust	1,200	5,292
iStar, Inc.	725	6,728
JBG SMITH Properties	3,525	70,993
Kilroy Realty Corp.	1,950	80,028
Kite Realty Group Trust	4,050	87,885
Lamar Advertising Co. (Class A Stock)	1,221	130,085
Macerich Co. (The)	700	9,618
Medical Properties Trust, Inc.	3,275	42,411
Park Hotels & Resorts, Inc.	6,450	94,879
Pebblebrook Hotel Trust	2,850	46,740
PotlatchDeltic Corp.	450	22,028
RPT Realty	600	6,288
Vornado Realty Trust	1,600	39,024

		947,827

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing 1.3%

BJ’s Wholesale Club Holdings, Inc.*	1,255	$90,950
Casey’s General Stores, Inc.	25	5,898
Performance Food Group Co.*	975	59,787
Sprouts Farmers Market, Inc.*	375	11,981

		168,616

Food Products 2.2%

Darling Ingredients, Inc.*	1,398	92,673
Ingredion, Inc.	597	61,372
Pilgrim’s Pride Corp.*	2,340	56,815
Post Holdings, Inc.*	780	74,061

		284,921

Gas Utilities 2.0%

National Fuel Gas Co.	1,675	97,250
New Jersey Resources Corp.	350	17,472
Southwest Gas Holdings, Inc.	100	6,693
UGI Corp.	3,507	139,684

		261,099

Health Care Equipment & Supplies 3.2%

Enovis Corp.*	975	61,376
Envista Holdings Corp.*	389	15,167
Haemonetics Corp.*	1,060	89,676
Integra LifeSciences Holdings Corp.*	1,423	81,538
Lantheus Holdings, Inc.*	1,625	93,437
Shockwave Medical, Inc.*	435	81,750

		422,944

Health Care Providers & Services 1.6%

Acadia Healthcare Co., Inc.*	455	38,229
Chemed Corp.	102	51,524
Encompass Health Corp.	100	6,245
Molina Healthcare, Inc.*	37	11,538
Option Care Health, Inc.*	200	5,774
Tenet Healthcare Corp.*	1,725	94,616

		207,926

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.4%

Boyd Gaming Corp.	450	$28,039
Century Casinos, Inc.*	3,169	27,951
Churchill Downs, Inc.	155	38,455
Light & Wonder, Inc.*	175	11,419
Marriott Vacations Worldwide Corp.	225	36,009
Texas Roadhouse, Inc.	730	73,314
Travel + Leisure Co.	1,275	54,022
Wyndham Hotels & Resorts, Inc.	665	51,544

		320,753

Household Durables 1.8%

Taylor Morrison Home Corp.*	2,725	97,555
Toll Brothers, Inc.	2,296	136,589

		234,144

Independent Power & Renewable Electricity Producers 0.6%

Ormat Technologies, Inc.	290	26,840
Vistra Corp.	2,475	57,073

		83,913

Insurance 3.4%

CNO Financial Group, Inc.	900	23,184
Employers Holdings, Inc.	200	8,774
First American Financial Corp.	450	27,842
Old Republic International Corp.	450	11,876
Oscar Health, Inc. (Class A Stock)*	1,700	6,528
Reinsurance Group of America, Inc.	998	151,466
RenaissanceRe Holdings Ltd. (Bermuda)	60	11,741
RLI Corp.	600	79,470
Unum Group	3,100	130,293

		451,174

Interactive Media & Services 0.1%

IAC, Inc.*	140	7,910
Ziff Davis, Inc.*	60	5,369

		13,279

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 2.2%

Concentrix Corp.	728	$103,238
Euronet Worldwide, Inc.*	195	21,973
ExlService Holdings, Inc.*	140	23,884
Genpact Ltd.	2,300	108,744
Kyndryl Holdings, Inc.*	600	8,034
WEX, Inc.*	85	15,722

		281,595

Leisure Products 0.4%

Brunswick Corp.	495	41,743
MasterCraft Boat Holdings, Inc.*	275	7,909
Topgolf Callaway Brands Corp.*	175	4,286

		53,938

Life Sciences Tools & Services 1.5%

Adaptive Biotechnologies Corp.*	1,100	10,197
Sotera Health Co.*	6,450	111,198
Syneos Health, Inc.*	1,933	69,433

		190,828

Machinery 5.0%

AGCO Corp.	846	116,858
Donaldson Co., Inc.	1,772	110,484
Esab Corp.	725	41,912
ITT, Inc.	139	12,731
Lincoln Electric Holdings, Inc.	423	70,586
Proto Labs, Inc.*	200	6,120
Terex Corp.	1,850	94,295
Timken Co. (The)	1,225	100,879
Titan International, Inc.*	1,500	25,035
Toro Co. (The)	617	68,808
Wabash National Corp.	200	5,152

		652,860

Media 0.3%

AMC Networks, Inc. (Class A Stock)*	200	3,702

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

New York Times Co. (The) (Class A Stock)	275	$9,581
TEGNA, Inc.	1,229	24,494

		37,777

Metals & Mining 3.0%

Cleveland-Cliffs, Inc.*	900	19,215
Commercial Metals Co.	1,750	94,972
Reliance Steel & Aluminum Co.	644	146,478
Steel Dynamics, Inc.	584	70,454
United States Steel Corp.	2,025	57,692

		388,811

Mortgage Real Estate Investment Trusts (REITs) 0.0%

Granite Point Mortgage Trust, Inc.	800	5,344

Multiline Retail 1.0%

Macy’s, Inc.	5,550	131,146

Multi-Utilities 0.2%

Black Hills Corp.	275	19,905

Oil, Gas & Consumable Fuels 3.1%

Antero Midstream Corp.	4,050	44,145
Antero Resources Corp.*	975	28,119
Berry Corp.	1,325	12,190
California Resources Corp.	275	11,751
CONSOL Energy, Inc.	1,215	70,263
HF Sinclair Corp.	700	39,830
Murphy Oil Corp.	2,725	118,837
PBF Energy, Inc. (Class A Stock)	1,950	81,881

		407,016

Paper & Forest Products 0.3%

Sylvamo Corp.	725	34,459

Personal Products 0.1%

Coty, Inc. (Class A Stock)*	1,150	11,454

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 1.3%

Jazz Pharmaceuticals PLC*	780	$122,195
Perrigo Co. PLC	1,150	43,033

		165,228

Professional Services 1.0%

CACI International, Inc. (Class A Stock)*	290	89,346
Insperity, Inc.	404	44,662

		134,008

Real Estate Management & Development 0.4%

Jones Lang LaSalle, Inc.*	279	51,579

Road & Rail 1.3%

Ryder System, Inc.	995	93,938
XPO, Inc.*	1,950	77,727

		171,665

Semiconductors & Semiconductor Equipment 2.7%

Allegro MicroSystems, Inc. (Japan)*	1,000	38,170
Amkor Technology, Inc.	3,770	110,310
Cirrus Logic, Inc.*	835	75,476
Lattice Semiconductor Corp.*	1,685	127,706

		351,662

Software 3.9%

CommVault Systems, Inc.*	1,225	76,232
Dynatrace, Inc.*	1,400	53,802
Fair Isaac Corp.*	125	83,244
Manhattan Associates, Inc.*	784	102,202
NCR Corp.*	900	24,678
Paylocity Holding Corp.*	455	94,772
Qualys, Inc.*	185	21,341
Teradata Corp.*	1,275	44,472
Upland Software, Inc.*	975	8,512

		509,255

Specialty Retail 2.1%

AutoNation, Inc.*	785	99,475

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Dick’s Sporting Goods, Inc.	380	$49,689
Five Below, Inc.*	205	40,412
Foot Locker, Inc.	275	11,965
Murphy USA, Inc.	195	53,046
TravelCenters of America, Inc.*	375	17,070

		271,657

Technology Hardware, Storage & Peripherals 0.5%

Pure Storage, Inc. (Class A Stock)*	200	5,788
Xerox Holdings Corp.	3,375	55,283

		61,071

Textiles, Apparel & Luxury Goods 2.9%

Capri Holdings Ltd.*	1,296	86,171
Crocs, Inc.*	510	62,103
Deckers Outdoor Corp.*	195	83,359
PVH Corp.	1,475	132,602
Skechers USA, Inc. (Class A Stock)*	200	9,630

		373,865

Thrifts & Mortgage Finance 0.3%

Essent Group Ltd.	450	19,814
MGIC Investment Corp.	1,425	20,121

		39,935

Trading Companies & Distributors 1.8%

Boise Cascade Co.	175	13,120
GMS, Inc.*	725	43,007
Univar Solutions, Inc.*	3,362	115,922
Veritiv Corp.	383	47,890
WESCO International, Inc.*	95	14,156

		234,095

Water Utilities 0.6%

Essential Utilities, Inc.	1,600	74,768

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.2%

Telephone & Data Systems, Inc.	2,025	$27,074

TOTAL COMMON STOCKS (cost $10,673,424)		12,936,582

EXCHANGE-TRADED FUND 1.9%
iShares Core S&P Mid-Cap ETF (cost $234,602)	953	251,869

TOTAL LONG-TERM INVESTMENTS (cost $10,908,026)		13,188,451

SHORT-TERM INVESTMENT 0.2%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $30,883)	30,883	30,883

TOTAL INVESTMENTS 101.0% (cost $10,938,909)		13,219,334
Liabilities in excess of other assets (1.0)%		(135,324)

NET ASSETS 100.0%		$13,084,010

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$101,725	$—	$—
Airlines	110,575	—	—
Auto Components	298,340	—	—
Automobiles	164,660	—	—
Banks	796,415	—	—
Beverages	48,144	—	—
Biotechnology	175,296	—	—
Building Products	251,227	—	—
Capital Markets	368,078	—	—
Chemicals	251,806	—	—
Commercial Services & Supplies	95,142	—	—
Communications Equipment	32,900	—	—
Construction & Engineering	364,184	—	—
Construction Materials	122,999	—	—
Consumer Finance	32,723	—	—
Containers & Packaging	171,098	—	—
Diversified Consumer Services	112,088	—	—
Diversified Financial Services	129,962	—	—
Diversified Telecommunication Services	16,510	—	—
Electric Utilities	134,519	—	—
Electrical Equipment	363,763	—	—
Electronic Equipment, Instruments & Components	461,016	—	—
Energy Equipment & Services	169,599	—	—
Entertainment	86,222	—	—
Equity Real Estate Investment Trusts (REITs)	947,827	—	—
Food & Staples Retailing	168,616	—	—
Food Products	284,921	—	—
Gas Utilities	261,099	—	—
Health Care Equipment & Supplies	422,944	—	—
Health Care Providers & Services	207,926	—	—
Hotels, Restaurants & Leisure	320,753	—	—
Household Durables	234,144	—	—
Independent Power & Renewable Electricity Producers	83,913	—	—
Insurance	451,174	—	—
Interactive Media & Services	13,279	—	—
IT Services	281,595	—	—
Leisure Products	53,938	—	—
Life Sciences Tools & Services	190,828	—	—
Machinery	652,860	—	—
Media	37,777	—	—
Metals & Mining	388,811	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$5,344	$—	$—
Multiline Retail	131,146	—	—
Multi-Utilities	19,905	—	—
Oil, Gas & Consumable Fuels	407,016	—	—
Paper & Forest Products	34,459	—	—
Personal Products	11,454	—	—
Pharmaceuticals	165,228	—	—
Professional Services	134,008	—	—
Real Estate Management & Development	51,579	—	—
Road & Rail	171,665	—	—
Semiconductors & Semiconductor Equipment	351,662	—	—
Software	509,255	—	—
Specialty Retail	271,657	—	—
Technology Hardware, Storage & Peripherals	61,071	—	—
Textiles, Apparel & Luxury Goods	373,865	—	—
Thrifts & Mortgage Finance	39,935	—	—
Trading Companies & Distributors	234,095	—	—
Water Utilities	74,768	—	—
Wireless Telecommunication Services	27,074	—	—
Exchange-Traded Fund	251,869	—	—
Short-Term Investment
Unaffiliated Fund	30,883	—	—

Total	$13,219,334	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Equity Real Estate Investment Trusts (REITs)	7.2%

Banks	6.1

Machinery	5.0

Software	3.9

Electronic Equipment, Instruments & Components	3.5

Insurance	3.4

Health Care Equipment & Supplies	3.2

Oil, Gas & Consumable Fuels	3.1

Metals & Mining	3.0

Textiles, Apparel & Luxury Goods	2.9

Capital Markets	2.8

Construction & Engineering	2.8%

Electrical Equipment	2.8

Semiconductors & Semiconductor Equipment	2.7

Hotels, Restaurants & Leisure	2.4

Auto Components	2.3

Food Products	2.2

IT Services	2.2

Specialty Retail	2.1

Gas Utilities	2.0

Exchange-Traded Fund	1.9

Chemicals	1.9

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Industry Classification (continued):

Building Products	1.9%

Household Durables	1.8

Trading Companies & Distributors	1.8

Health Care Providers & Services	1.6

Life Sciences Tools & Services	1.5

Biotechnology	1.3

Road & Rail	1.3

Containers & Packaging	1.3

Energy Equipment & Services	1.3

Food & Staples Retailing	1.3

Pharmaceuticals	1.3

Automobiles	1.3

Electric Utilities	1.0

Professional Services	1.0

Multiline Retail	1.0

Diversified Financial Services	1.0

Construction Materials	0.9

Diversified Consumer Services	0.9

Airlines	0.8

Aerospace & Defense	0.8

Commercial Services & Supplies	0.7

Entertainment	0.7

Independent Power & Renewable Electricity Producers	0.6

Water Utilities	0.6%

Technology Hardware, Storage & Peripherals	0.5

Leisure Products	0.4

Real Estate Management & Development	0.4

Beverages	0.4

Thrifts & Mortgage Finance	0.3

Media	0.3

Paper & Forest Products	0.3

Communications Equipment	0.2

Consumer Finance	0.2

Unaffiliated Fund	0.2

Wireless Telecommunication Services	0.2

Multi-Utilities	0.2

Diversified Telecommunication Services	0.1

Interactive Media & Services	0.1

Personal Products	0.1

Mortgage Real Estate Investment Trusts (REITs)	0.0 *

101.0

Liabilities in excess of other assets	(1.0)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2023

Assets

Unaffiliated investments (cost $10,938,909)	$13,219,334
Receivable for Fund shares sold	30,660
Dividends receivable	4,711
Due from Manager	2,240
Prepaid expenses and other assets	1,599

Total Assets	13,258,544

Liabilities

Payable for Fund shares purchased	136,186
Custodian and accounting fees payable	14,536
Audit fee payable	12,225
Accrued expenses and other liabilities	6,012
Professional fees payable	4,690
Trustees’ fees payable	790
Affiliated transfer agent fee payable	95

Total Liabilities	174,534

Net Assets	$13,084,010

Net assets were comprised of:
Paid-in capital	$10,926,858
Total distributable earnings (loss)	2,157,152

Net assets, January 31, 2023	$13,084,010

Class R6

Net asset value, offering price and redemption price per share, ($13,084,010 ÷ 1,320,266 shares of beneficial interest issued and outstanding)	$9.91

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Unaffiliated dividend income (net of $18 foreign withholding tax)	$114,862

Expenses
Management fee	34,732
Custodian and accounting fees	20,567
Audit fee	12,225
Professional fees	9,920
Shareholders’ reports	7,007
Trustees’ fees	4,869
Fund data services	4,861
Commitment Fees	2,161
Transfer agent’s fees and expenses (including affiliated expense of $274)	337
Registration fees	116
Miscellaneous	2,971

Total expenses	99,766
Less: Fee waiver and/or expense reimbursement	(43,580)

Net expenses	56,186

Net investment income (loss)	58,676

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	287,221
Net change in unrealized appreciation (depreciation) on investments	535,536

Net gain (loss) on investment transactions	822,757

Net Increase (Decrease) In Net Assets Resulting From Operations	$881,433

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$58,676	$151,652
Net realized gain (loss) on investment transactions	287,221	3,248,464
Net change in unrealized appreciation (depreciation) on investments	535,536	(3,900,167)

Net increase (decrease) in net assets resulting from operations	881,433	(500,051)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(2,029,621)	(4,709,837)

Fund share transactions
Net proceeds from shares sold (137,815 and 586,942 shares, respectively)	1,382,211	6,926,148
Net asset value of shares issued in reinvestment of dividends and distributions (217,537 and 413,144 shares, respectively)	2,029,621	4,709,837
Cost of shares purchased (406,399 and 1,287,830 shares, respectively)	(3,920,721)	(15,359,733)

Net increase (decrease) in net assets from Fund share transactions	(508,889)	(3,723,748)

Total increase (decrease)	(1,657,077)	(8,933,636)

Net Assets:

Beginning of period	14,741,087	23,674,723

End of period	$13,084,010	$14,741,087

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.75		$14.27	$9.72	$10.84	$12.08	$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	0.09	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investment transactions	0.67		(0.47)	4.54	(1.10)	(0.67)	1.16
Total from investment operations	0.71		(0.37)	4.63	(1.00)	(0.56)	1.25
Less Dividends and Distributions:
Dividends from net investment income	-		(0.13)	(0.08)	(0.12)	(0.09)	(0.07)
Distributions from net realized gains	(1.55)		(3.02)	-	-	(0.59)	(0.26)
Total dividends and distributions	(1.55)		(3.15)	(0.08)	(0.12)	(0.68)	(0.33)
Net asset value, end of period	$9.91		$10.75	$14.27	$9.72	$10.84	$12.08
Total Return(b):	7.54%		(3.86)%	47.88%	(9.42)%	(4.08)%	11.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,084		$14,741	$23,675	$20,814	$15,360	$12,182
Average net assets (000)	$13,780		$18,954	$27,862	$16,827	$13,541	$10,251
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)(e)	0.81%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.44	%(d)	1.21%	0.97%	1.32%	1.54%	1.80%
Net investment income (loss)	0.84	%(d)	0.80%	0.73%	1.02%	1.03%	0.78%
Portfolio turnover rate(f)	56%		123%	135%	140%	120%	113%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the six months ended January 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS 96.1%

Aerospace & Defense 1.7%

AAR Corp.*	34	$1,749
Aerojet Rocketdyne Holdings, Inc.*	78	4,362
AeroVironment, Inc.*	32	2,847
Axon Enterprise, Inc.*	76	14,853
Boeing Co. (The)*	604	128,652
Curtiss-Wright Corp.	41	6,798
General Dynamics Corp.	241	56,167
Hexcel Corp.	89	6,282
Howmet Aerospace, Inc.	398	16,195
Huntington Ingalls Industries, Inc.	39	8,601
Kaman Corp.	35	883
L3Harris Technologies, Inc.	204	43,823
Lockheed Martin Corp.	249	115,352
Mercury Systems, Inc.*	70	3,499
Moog, Inc. (Class A Stock)	30	2,860
National Presto Industries, Inc.	6	460
Northrop Grumman Corp.	156	69,894
Park Aerospace Corp.	18	250
Raytheon Technologies Corp.	1,591	158,861
Textron, Inc.	223	16,246
TransDigm Group, Inc.	54	38,758
Triumph Group, Inc.*	86	980
Woodward, Inc.	75	7,669

		706,041

Air Freight & Logistics 0.6%

Atlas Air Worldwide Holdings, Inc.*	34	3,475
C.H. Robinson Worldwide, Inc.	126	12,621
Expeditors International of Washington, Inc.	170	18,385
FedEx Corp.	258	50,016
Forward Air Corp.	24	2,588
GXO Logistics, Inc.*	120	6,280
Hub Group, Inc. (Class A Stock)*	36	3,070
United Parcel Service, Inc. (Class B Stock)	786	145,591

		242,026

Airlines 0.2%

Alaska Air Group, Inc.*	133	6,828
Allegiant Travel Co.*	20	1,721
American Airlines Group, Inc.*	702	11,330

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Airlines (cont’d.)

Delta Air Lines, Inc.*	690	$26,979
Hawaiian Holdings, Inc.*	54	665
JetBlue Airways Corp.*	424	3,392
SkyWest, Inc.*	68	1,412
Southwest Airlines Co.	643	23,000
Sun Country Airlines Holdings, Inc.*	40	747
United Airlines Holdings, Inc.*	352	17,234

		93,308

Auto Components 0.2%

Adient PLC*	122	5,493
American Axle & Manufacturing Holdings, Inc.*	85	754
Aptiv PLC*	290	32,796
BorgWarner, Inc.	267	12,624
Dana, Inc.	186	3,374
Dorman Products, Inc.*	29	2,815
Fox Factory Holding Corp.*	42	4,960
Gentex Corp.	253	7,466
Gentherm, Inc.*	32	2,382
Goodyear Tire & Rubber Co. (The)*	303	3,409
LCI Industries	27	3,030
Lear Corp.	68	9,913
Motorcar Parts of America, Inc.*	15	218
Patrick Industries, Inc.	31	2,200
Standard Motor Products, Inc.	20	809
Visteon Corp.*	36	5,628
XPEL, Inc.*	20	1,521

		99,392

Automobiles 1.5%

Ford Motor Co.	4,274	57,742
General Motors Co.	1,537	60,435
Harley-Davidson, Inc.	154	7,088
Tesla, Inc.*	2,904	503,031
Thor Industries, Inc.	63	6,006
Winnebago Industries, Inc.	27	1,719

		636,021

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks 4.1%

Ameris Bancorp	75	$3,537
Associated Banc-Corp.	193	4,325
Banc of California, Inc.	83	1,446
BancFirst Corp.	20	1,723
Bancorp, Inc. (The)*	80	2,714
Bank of America Corp.	7,553	267,980
Bank of Hawaii Corp.	52	3,977
Bank OZK	118	5,389
BankUnited, Inc.	99	3,726
Banner Corp.	42	2,723
Berkshire Hills Bancorp, Inc.	67	2,080
Brookline Bancorp, Inc.	116	1,517
Cadence Bank	214	5,474
Cathay General Bancorp	76	3,341
Central Pacific Financial Corp.	40	904
Citigroup, Inc.	2,093	109,296
Citizens Financial Group, Inc.	531	23,003
City Holding Co.	16	1,517
Columbia Banking System, Inc.	102	3,153
Comerica, Inc.	140	10,263
Commerce Bancshares, Inc.	126	8,387
Community Bank System, Inc.	66	3,809
Cullen/Frost Bankers, Inc.	70	9,120
Customers Bancorp, Inc.*	40	1,215
CVB Financial Corp.	148	3,585
Dime Community Bancshares, Inc.	48	1,431
Eagle Bancorp, Inc.	39	1,852
East West Bancorp, Inc.	162	12,720
FB Financial Corp.	45	1,690
Fifth Third Bancorp	741	26,891
First Bancorp	36	1,435
First BanCorp. (Puerto Rico)	200	2,690
First Commonwealth Financial Corp.	129	1,898
First Financial Bancorp	127	3,217
First Financial Bankshares, Inc.	159	5,664
First Hawaiian, Inc.	163	4,473
First Horizon Corp.	668	16,520
First Republic Bank	194	27,331
FNB Corp.	379	5,408
Fulton Financial Corp.	210	3,513
Glacier Bancorp, Inc.	129	5,881
Hancock Whitney Corp.	98	5,045

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Hanmi Financial Corp.	40	$932
Heritage Financial Corp.	27	770
Hilltop Holdings, Inc.	68	2,224
Home BancShares, Inc.	194	4,631
HomeStreet, Inc.	23	634
Hope Bancorp, Inc.	126	1,624
Huntington Bancshares, Inc.	1,561	23,680
Independent Bank Corp.	56	4,463
Independent Bank Group, Inc.	39	2,391
International Bancshares Corp.	55	2,578
JPMorgan Chase & Co.	3,173	444,093
KeyCorp	1,010	19,382
Lakeland Financial Corp.	25	1,768
M&T Bank Corp.	185	28,860
National Bank Holdings Corp. (Class A Stock)	41	1,731
NBT Bancorp, Inc.	44	1,730
Northwest Bancshares, Inc.	133	1,881
OFG Bancorp (Puerto Rico)	45	1,274
Old National Bancorp	314	5,495
Pacific Premier Bancorp, Inc.	100	3,234
PacWest Bancorp	123	3,402
Park National Corp.	8	1,002
Pathward Financial, Inc.	28	1,389
Pinnacle Financial Partners, Inc.	88	6,928
PNC Financial Services Group, Inc. (The)	437	72,293
Preferred Bank	15	1,067
Prosperity Bancshares, Inc.	101	7,662
Regions Financial Corp.	1,012	23,822
Renasant Corp.	57	2,028
S&T Bancorp, Inc.	43	1,564
Seacoast Banking Corp. of Florida	88	2,826
ServisFirst Bancshares, Inc.	53	3,613
Signature Bank	70	9,026
Simmons First National Corp. (Class A Stock)	157	3,503
Southside Bancshares, Inc.	52	1,970
Stellar Bancorp, Inc.	50	1,405
SVB Financial Group*	65	19,659
Synovus Financial Corp.	171	7,173
Texas Capital Bancshares, Inc.*	53	3,502
Tompkins Financial Corp.	15	1,130
Triumph Financial, Inc.*	31	1,728
Truist Financial Corp.	1,432	70,726

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Trustmark Corp.	83	$2,417
U.S. Bancorp	1,462	72,808
UMB Financial Corp.	42	3,788
Umpqua Holdings Corp.	232	4,222
United Bankshares, Inc.	155	6,231
United Community Banks, Inc.	124	4,035
Valley National Bancorp	452	5,370
Veritex Holdings, Inc.	54	1,520
Washington Federal, Inc.	73	2,589
Webster Financial Corp.	182	9,582
Wells Fargo & Co.	4,122	193,198
Westamerica BanCorp	34	1,889
Wintrust Financial Corp.	70	6,403
Zions Bancorp NA	165	8,771

		1,735,479

Beverages 1.6%

Boston Beer Co., Inc. (The) (Class A Stock)*	7	2,720
Brown-Forman Corp. (Class B Stock)	196	13,050
Celsius Holdings, Inc.*	39	3,912
Coca-Cola Co. (The)	4,214	258,402
Coca-Cola Consolidated, Inc.	9	4,561
Constellation Brands, Inc. (Class A Stock)	172	39,821
Keurig Dr. Pepper, Inc.	920	32,458
MGP Ingredients, Inc.	13	1,268
Molson Coors Beverage Co. (Class B Stock)	201	10,569
Monster Beverage Corp.*	411	42,777
National Beverage Corp.*	31	1,370
PepsiCo, Inc.	1,488	254,478

		665,386

Biotechnology 2.2%

AbbVie, Inc.	1,913	282,646
Amgen, Inc.	574	144,878
Anika Therapeutics, Inc.*	17	527
Arcus Biosciences, Inc.*	50	1,082
Arrowhead Pharmaceuticals, Inc.*	122	4,269
Avid Bioservices, Inc.*	80	1,266
Biogen, Inc.*	156	45,380
Catalyst Pharmaceuticals, Inc.*	100	1,549

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Coherus Biosciences, Inc.*	77	$653
Cytokinetics, Inc.*	103	4,375
Dynavax Technologies Corp.*	100	1,138
Eagle Pharmaceuticals, Inc.*	14	475
Emergent BioSolutions, Inc.*	62	818
Enanta Pharmaceuticals, Inc.*	20	1,068
Exelixis, Inc.*	347	6,114
Gilead Sciences, Inc.	1,357	113,907
Halozyme Therapeutics, Inc.*	143	7,403
Incyte Corp.*	199	16,943
Ironwood Pharmaceuticals, Inc.*	195	2,246
iTeos Therapeutics, Inc.*	20	418
Moderna, Inc.*	355	62,501
Myriad Genetics, Inc.*	91	1,795
Neurocrine Biosciences, Inc.*	109	12,091
Organogenesis Holdings, Inc.*	85	218
Regeneron Pharmaceuticals, Inc.*	113	85,707
REGENXBIO, Inc.*	46	1,068
uniQure NV (Netherlands)*	45	956
United Therapeutics Corp.*	47	12,369
Vanda Pharmaceuticals, Inc.*	54	415
Vericel Corp.*	57	1,566
Vertex Pharmaceuticals, Inc.*	275	88,852
Vir Biotechnology, Inc.*	90	2,659
Xencor, Inc.*	88	2,897

		910,249

Building Products 0.6%

A.O. Smith Corp.	134	9,072
AAON, Inc.	44	3,358
Allegion PLC	101	11,873
American Woodmark Corp.*	11	630
Apogee Enterprises, Inc.	28	1,312
AZZ, Inc.	34	1,444
Builders FirstSource, Inc.*	155	12,353
Carlisle Cos., Inc.	59	14,801
Carrier Global Corp.	903	41,114
Fortune Brands Innovations, Inc.	146	9,418
Gibraltar Industries, Inc.*	26	1,393
Griffon Corp.	68	2,780
Insteel Industries, Inc.	29	870

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Johnson Controls International PLC	746	$51,899
Lennox International, Inc.	34	8,861
Masco Corp.	240	12,768
Masterbrand, Inc.*	146	1,343
Owens Corning	110	10,631
PGT Innovations, Inc.*	83	1,801
Quanex Building Products Corp.	23	595
Resideo Technologies, Inc.*	190	3,654
Simpson Manufacturing Co., Inc.	42	4,499
Trane Technologies PLC	246	44,063
Trex Co., Inc.*	129	6,801
UFP Industries, Inc.	63	5,894

		263,227

Capital Markets 2.9%

Affiliated Managers Group, Inc.	42	7,255
Ameriprise Financial, Inc.	113	39,564
Avantax, Inc.*	46	1,340
B. Riley Financial, Inc.	16	684
Bank of New York Mellon Corp. (The)	796	40,254
BlackRock, Inc.	168	127,547
Brightsphere Investment Group, Inc.	32	750
Cboe Global Markets, Inc.	115	14,131
Charles Schwab Corp. (The)	1,651	127,820
CME Group, Inc.	389	68,721
Donnelley Financial Solutions, Inc.*	45	2,052
Evercore, Inc. (Class A Stock)	44	5,712
FactSet Research Systems, Inc.	37	15,649
Federated Hermes, Inc.	94	3,694
Franklin Resources, Inc.	305	9,516
Goldman Sachs Group, Inc. (The)	366	133,887
Interactive Brokers Group, Inc. (Class A Stock)	113	9,033
Intercontinental Exchange, Inc.	602	64,745
Invesco Ltd.	533	9,866
Janus Henderson Group PLC	154	3,992
Jefferies Financial Group, Inc.	196	7,699
MarketAxess Holdings, Inc.	46	16,737
Moody’s Corp.	167	53,899
Morgan Stanley	1,427	138,890
MSCI, Inc.	82	43,588
Nasdaq, Inc.	367	22,090

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Northern Trust Corp.	224	$21,721
Piper Sandler Cos.	20	2,842
Raymond James Financial, Inc.	207	23,343
S&P Global, Inc.	358	134,229
SEI Investments Co.	113	7,055
State Street Corp.	394	35,984
Stifel Financial Corp.	119	8,022
StoneX Group, Inc.*	19	1,670
T. Rowe Price Group, Inc.	241	28,069
Virtus Investment Partners, Inc.	10	2,149
WisdomTree, Inc.	69	397

		1,234,596

Chemicals 1.9%

AdvanSix, Inc.	44	1,903
Air Products & Chemicals, Inc.	238	76,281
Albemarle Corp.	131	36,870
American Vanguard Corp.	23	520
Ashland, Inc.	61	6,665
Avient Corp.	107	4,336
Balchem Corp.	29	3,788
Cabot Corp.	65	4,896
Celanese Corp.	108	13,306
CF Industries Holdings, Inc.	210	17,787
Chemours Co. (The)	163	5,932
Corteva, Inc.	771	49,691
Dow, Inc.	761	45,165
DuPont de Nemours, Inc.	538	39,785
Eastman Chemical Co.	129	11,374
Ecolab, Inc.	268	41,494
FMC Corp.	143	19,038
FutureFuel Corp.	23	213
Hawkins, Inc.	15	585
HB Fuller Co.	55	3,800
Ingevity Corp.*	41	3,380
Innospec, Inc.	33	3,730
International Flavors & Fragrances, Inc.	272	30,589
Koppers Holdings, Inc.	15	519
Linde PLC (United Kingdom)	531	175,729
Livent Corp.*	192	4,977
LyondellBasell Industries NV (Class A Stock)	275	26,590

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Mativ Holdings, Inc.	86	$2,370
Minerals Technologies, Inc.	30	2,083
Mosaic Co. (The)	368	18,231
NewMarket Corp.	10	3,445
Olin Corp.	131	8,461
PPG Industries, Inc.	254	33,106
Quaker Chemical Corp.	18	3,544
Rayonier Advanced Materials, Inc.*	46	319
RPM International, Inc.	146	13,127
Scotts Miracle-Gro Co. (The)	39	2,815
Sensient Technologies Corp.	47	3,557
Sherwin-Williams Co. (The)	252	59,621
Stepan Co.	27	2,966
Tredegar Corp.	15	182
Trinseo PLC	49	1,360
Valvoline, Inc.	189	6,929
Westlake Corp.	40	4,910

		795,969

Commercial Services & Supplies 0.5%

ABM Industries, Inc.	71	3,331
Brady Corp. (Class A Stock)	45	2,406
Brink’s Co. (The)	57	3,739
Cintas Corp.	91	40,380
Clean Harbors, Inc.*	59	7,688
Copart, Inc.*	460	30,641
CoreCivic, Inc.*	103	1,096
Deluxe Corp.	54	1,079
GEO Group, Inc. (The)*	120	1,380
Harsco Corp.*	74	588
Healthcare Services Group, Inc.	88	1,185
HNI Corp.	52	1,652
IAA, Inc.*	149	6,218
Interface, Inc.	46	524
KAR Auction Services, Inc.*	162	2,359
Matthews International Corp. (Class A Stock)	31	1,148
MillerKnoll, Inc.	105	2,507
MSA Safety, Inc.	34	4,637
Pitney Bowes, Inc.	172	741
Republic Services, Inc.	218	27,211
Rollins, Inc.	250	9,100

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

Stericycle, Inc.*	101	$5,435
Tetra Tech, Inc.	58	9,020
UniFirst Corp.	21	4,167
Viad Corp.*	23	680
Waste Management, Inc.	401	62,047

		230,959

Communications Equipment 0.8%

ADTRAN Holdings, Inc.	65	1,226
Arista Networks, Inc.*	268	33,773
Calix, Inc.*	70	3,685
Ciena Corp.*	157	8,167
Cisco Systems, Inc.	4,443	216,241
Clearfield, Inc.*	10	715
Comtech Telecommunications Corp.	25	396
Digi International, Inc.*	23	782
Extreme Networks, Inc.*	173	3,119
F5, Inc.*	61	9,007
Harmonic, Inc.*	139	1,831
Juniper Networks, Inc.	368	11,886
Lumentum Holdings, Inc.*	71	4,273
Motorola Solutions, Inc.	178	45,748
NETGEAR, Inc.*	39	779
NetScout Systems, Inc.*	83	2,664
Viasat, Inc.*	84	2,894
Viavi Solutions, Inc.*	303	3,424

		350,610

Construction & Engineering 0.2%

AECOM	160	13,963
Arcosa, Inc.	47	2,786
Comfort Systems USA, Inc.	37	4,478
Dycom Industries, Inc.*	30	2,861
EMCOR Group, Inc.	58	8,599
Fluor Corp.*	168	6,174
Granite Construction, Inc.	47	2,001
MasTec, Inc.*	60	5,894
MDU Resources Group, Inc.	216	6,677
MYR Group, Inc.*	24	2,377

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)

Quanta Services, Inc.	154	$23,437
Valmont Industries, Inc.	20	6,595

		85,842

Construction Materials 0.1%

Eagle Materials, Inc.	47	6,866
Martin Marietta Materials, Inc.	63	22,657
Vulcan Materials Co.	153	28,050

		57,573

Consumer Finance 0.6%

American Express Co.	645	112,830
Bread Financial Holdings, Inc.	69	2,831
Capital One Financial Corp.	410	48,790
Discover Financial Services	295	34,435
Encore Capital Group, Inc.*	29	1,616
Enova International, Inc.*	39	1,780
EZCORP, Inc. (Class A Stock)*	31	283
FirstCash Holdings, Inc.	38	3,503
Green Dot Corp. (Class A Stock)*	65	1,175
LendingTree, Inc.*	14	555
Navient Corp.	129	2,447
PRA Group, Inc.*	62	2,495
PROG Holdings, Inc.*	61	1,360
SLM Corp.	270	4,744
Synchrony Financial	488	17,924
World Acceptance Corp.*	8	766

		237,534

Containers & Packaging 0.3%

Amcor PLC	1,612	19,441
AptarGroup, Inc.	73	8,442
Avery Dennison Corp.	94	17,807
Ball Corp.	340	19,801
Greif, Inc. (Class A Stock)	34	2,429
International Paper Co.	384	16,059
Myers Industries, Inc.	27	650
O-I Glass, Inc.*	192	3,696
Packaging Corp. of America	108	15,412

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)

Sealed Air Corp.	164	$8,981
Silgan Holdings, Inc.	88	4,742
Sonoco Products Co.	102	6,233
Westrock Co.	272	10,673

		134,366

Distributors 0.1%

Genuine Parts Co.	148	24,837
LKQ Corp.	275	16,214
Pool Corp.	41	15,810

		56,861

Diversified Consumer Services 0.1%

Adtalem Global Education, Inc.*	44	1,680
Frontdoor, Inc.*	100	2,718
Graham Holdings Co. (Class B Stock)	9	5,880
Grand Canyon Education, Inc.*	37	4,313
H&R Block, Inc.	183	7,133
Mister Car Wash, Inc.*	90	924
Perdoceo Education Corp.*	69	1,033
Service Corp. International	163	12,086
Strategic Education, Inc.	23	2,147
Stride, Inc.*	50	2,147
WW International, Inc.*	54	268

		40,329

Diversified Financial Services 1.5%

Berkshire Hathaway, Inc. (Class B Stock)*	1,950	607,464
Voya Financial, Inc.	115	8,024

		615,488

Diversified Telecommunication Services 0.9%

AT&T, Inc.	7,716	157,175
ATN International, Inc.	15	733
Cogent Communications Holdings, Inc.	54	3,703
Consolidated Communications Holdings, Inc.*	46	200
Frontier Communications Parent, Inc.*	255	7,551
Iridium Communications, Inc.*	128	7,659

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)

Lumen Technologies, Inc.	1,141	$5,990
Verizon Communications, Inc.	4,547	189,019

		372,030

Electric Utilities 1.7%

ALLETE, Inc.	67	4,145
Alliant Energy Corp.	269	14,534
American Electric Power Co., Inc.	553	51,960
Constellation Energy Corp.	352	30,047
Duke Energy Corp.	832	85,238
Edison International	410	28,249
Entergy Corp.	217	23,497
Evergy, Inc.	247	15,474
Eversource Energy	375	30,874
Exelon Corp.	1,074	45,312
FirstEnergy Corp.	588	24,078
Hawaiian Electric Industries, Inc.	115	4,861
IDACORP, Inc.	53	5,608
NextEra Energy, Inc.	2,152	160,604
NRG Energy, Inc.	246	8,418
OGE Energy Corp.	231	9,083
PG&E Corp.*	1,740	27,666
Pinnacle West Capital Corp.	132	9,841
PNM Resources, Inc.	99	4,898
Portland General Electric Co.	100	4,758
PPL Corp.	796	23,562
Southern Co. (The)	1,179	79,795
Xcel Energy, Inc.	590	40,574

		733,076

Electrical Equipment 0.6%

Acuity Brands, Inc.	37	6,975
AMETEK, Inc.	248	35,940
Eaton Corp. PLC	427	69,264
Emerson Electric Co.	638	57,560
Encore Wire Corp.	17	2,744
EnerSys	48	3,985
Generac Holdings, Inc.*	78	9,407
Hubbell, Inc.	62	14,192
nVent Electric PLC	177	7,036

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)

Powell Industries, Inc.	8	$318
Regal Rexnord Corp.	69	9,605
Rockwell Automation, Inc.	131	36,946
SunPower Corp.*	100	1,743
Sunrun, Inc.*	242	6,360
Vicor Corp.*	29	2,013

		264,088

Electronic Equipment, Instruments & Components 0.9%

Advanced Energy Industries, Inc.	41	3,802
Amphenol Corp. (Class A Stock)	641	51,132
Arlo Technologies, Inc.*	76	285
Arrow Electronics, Inc.*	71	8,342
Avnet, Inc.	95	4,359
Badger Meter, Inc.	31	3,593
Belden, Inc.	52	4,217
Benchmark Electronics, Inc.	39	1,092
CDW Corp.	144	28,228
Cognex Corp.	181	9,908
Coherent Corp.*	152	6,597
Corning, Inc.	823	28,484
CTS Corp.	31	1,380
ePlus, Inc.*	36	1,792
Fabrinet (Thailand)*	39	5,135
FARO Technologies, Inc.*	31	852
Insight Enterprises, Inc.*	39	4,396
IPG Photonics Corp.*	33	3,699
Itron, Inc.*	45	2,586
Jabil, Inc.	144	11,323
Keysight Technologies, Inc.*	190	34,076
Knowles Corp.*	100	1,923
Littelfuse, Inc.	27	6,931
Methode Electronics, Inc.	31	1,480
National Instruments Corp.	141	7,614
Novanta, Inc.*	40	6,459
OSI Systems, Inc.*	10	947
PC Connection, Inc.	15	735
Plexus Corp.*	29	2,784
Rogers Corp.*	27	3,769
Sanmina Corp.*	66	4,021
ScanSource, Inc.*	31	1,021

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

TD SYNNEX Corp.	45	$4,597
TE Connectivity Ltd.	341	43,358
Teledyne Technologies, Inc.*	51	21,637
Trimble, Inc.*	264	15,328
TTM Technologies, Inc.*	116	1,823
Vishay Intertechnology, Inc.	166	3,800
Vontier Corp.	167	3,846
Zebra Technologies Corp. (Class A Stock)*	56	17,706

		365,057

Energy Equipment & Services 0.5%

Archrock, Inc.	178	1,764
Baker Hughes Co.	1,081	34,311
Bristow Group, Inc.*	38	1,160
ChampionX Corp.	236	7,793
Core Laboratories NV	55	1,408
DMC Global, Inc.*	24	546
Dril-Quip, Inc.*	39	1,198
Halliburton Co.	979	40,354
Helix Energy Solutions Group, Inc.*	108	856
Helmerich & Payne, Inc.	122	5,910
Nabors Industries Ltd.*	14	2,486
NOV, Inc.	419	10,240
Oceaneering International, Inc.*	143	3,053
Oil States International, Inc.*	54	462
Patterson-UTI Energy, Inc.	231	3,881
ProPetro Holding Corp.*	66	657
RPC, Inc.	69	684
Schlumberger Ltd.	1,535	87,464
U.S. Silica Holdings, Inc.*	62	759

		204,986

Entertainment 1.3%

Activision Blizzard, Inc.	770	58,959
Cinemark Holdings, Inc.*	126	1,504
Electronic Arts, Inc.	283	36,416
Live Nation Entertainment, Inc.*	159	12,798
Marcus Corp. (The)	15	227
Netflix, Inc.*	482	170,560
Take-Two Interactive Software, Inc.*	168	19,023

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)

Walt Disney Co. (The)*	1,973	$214,051
Warner Bros Discovery, Inc.*	2,391	35,435
World Wrestling Entertainment, Inc. (Class A Stock)	50	4,231

		553,204

Equity Real Estate Investment Trusts (REITs) 3.1%

Acadia Realty Trust	95	1,475
Agree Realty Corp.	96	7,164
Alexander & Baldwin, Inc.	98	1,962
Alexandria Real Estate Equities, Inc.	167	26,844
American Assets Trust, Inc.	74	2,106
American Tower Corp.	501	111,918
Apartment Income REIT Corp.	171	6,542
Armada Hoffler Properties, Inc.	82	1,040
AvalonBay Communities, Inc.	148	26,261
Boston Properties, Inc.	150	11,181
Brandywine Realty Trust	231	1,515
Brixmor Property Group, Inc.	346	8,141
Camden Property Trust	112	13,800
CareTrust REIT, Inc.	109	2,258
Centerspace	15	1,014
Chatham Lodging Trust	69	981
Community Healthcare Trust, Inc.	21	900
Corporate Office Properties Trust	150	4,211
Cousins Properties, Inc.	163	4,469
Crown Castle, Inc.	465	68,871
CubeSmart	240	10,990
DiamondRock Hospitality Co.	284	2,735
Digital Realty Trust, Inc.	308	35,303
Douglas Emmett, Inc.	210	3,518
Easterly Government Properties, Inc.	115	1,868
EastGroup Properties, Inc.	41	6,898
Elme Communities	100	1,920
EPR Properties	91	3,866
Equinix, Inc.	98	72,337
Equity Residential	364	23,169
Essential Properties Realty Trust, Inc.	155	3,949
Essex Property Trust, Inc.	80	18,086
Extra Space Storage, Inc.	141	22,254
Federal Realty Investment Trust	81	9,034
First Industrial Realty Trust, Inc.	138	7,362

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Four Corners Property Trust, Inc.	86	$2,473
Franklin Street Properties Corp.	131	403
Getty Realty Corp.	42	1,530
Global Net Lease, Inc.	142	2,123
Healthcare Realty Trust, Inc.	445	9,581
Healthpeak Properties, Inc.	580	15,938
Hersha Hospitality Trust (Class A Stock)	15	138
Highwoods Properties, Inc.	125	3,796
Host Hotels & Resorts, Inc.	819	15,438
Hudson Pacific Properties, Inc.	199	2,267
Independence Realty Trust, Inc.	273	5,141
Industrial Logistics Properties Trust	77	340
Innovative Industrial Properties, Inc.	36	3,232
Invitation Homes, Inc.	625	20,313
Iron Mountain, Inc.	311	16,974
iStar, Inc.	93	863
JBG SMITH Properties	104	2,095
Kilroy Realty Corp.	120	4,925
Kimco Realty Corp.	665	14,936
Kite Realty Group Trust	264	5,729
Lamar Advertising Co. (Class A Stock)	99	10,547
Life Storage, Inc.	97	10,480
LTC Properties, Inc.	46	1,755
LXP Industrial Trust	352	4,066
Macerich Co. (The)	289	3,971
Medical Properties Trust, Inc.	644	8,340
Mid-America Apartment Communities, Inc.	121	20,173
National Retail Properties, Inc.	189	8,949
National Storage Affiliates Trust	103	4,202
NexPoint Residential Trust, Inc.	31	1,566
Office Properties Income Trust	49	841
Omega Healthcare Investors, Inc.	245	7,213
Orion Office REIT, Inc.	73	704
Outfront Media, Inc.	170	3,383
Park Hotels & Resorts, Inc.	240	3,530
Pebblebrook Hotel Trust	163	2,673
Physicians Realty Trust	279	4,425
PotlatchDeltic Corp.	83	4,063
Prologis, Inc.	996	128,763
Public Storage	180	54,781
Rayonier, Inc.	158	5,750
Realty Income Corp.	677	45,921

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Regency Centers Corp.	176	$11,727
Retail Opportunity Investments Corp.	133	2,105
Rexford Industrial Realty, Inc.	208	13,202
RPT Realty	112	1,174
Sabra Health Care REIT, Inc.	279	3,767
Safehold, Inc.	28	979
Saul Centers, Inc.	8	342
SBA Communications Corp.	121	36,001
Service Properties Trust	190	1,693
Simon Property Group, Inc.	351	45,089
SITE Centers Corp.	223	3,044
SL Green Realty Corp.	77	3,169
Spirit Realty Capital, Inc.	155	6,801
STORE Capital Corp.	325	10,468
Summit Hotel Properties, Inc.	143	1,218
Sunstone Hotel Investors, Inc.	200	2,198
Tanger Factory Outlet Centers, Inc.	115	2,198
UDR, Inc.	327	13,927
Uniti Group, Inc.	309	2,036
Universal Health Realty Income Trust	20	1,096
Urban Edge Properties	131	2,063
Urstadt Biddle Properties, Inc. (Class A Stock)	15	282
Ventas, Inc.	432	22,382
Veris Residential, Inc.*	100	1,730
VICI Properties, Inc.	1,040	35,547
Vornado Realty Trust	200	4,878
Welltower, Inc.	508	38,120
Weyerhaeuser Co.	793	27,303
Whitestone REIT	23	239
Xenia Hotels & Resorts, Inc.	125	1,863

		1,286,914

Food & Staples Retailing 1.5%

Andersons, Inc. (The)	45	1,655
BJ’s Wholesale Club Holdings, Inc.*	156	11,305
Casey’s General Stores, Inc.	37	8,729
Chefs’ Warehouse, Inc. (The)*	53	2,026
Costco Wholesale Corp.	478	244,325
Grocery Outlet Holding Corp.*	109	3,313
Kroger Co. (The)	702	31,330
Performance Food Group Co.*	167	10,240

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)

PriceSmart, Inc.	31	$2,304
SpartanNash Co.	50	1,584
Sprouts Farmers Market, Inc.*	110	3,515
Sysco Corp.	548	42,448
United Natural Foods, Inc.*	63	2,622
Walgreens Boots Alliance, Inc.	777	28,640
Walmart, Inc.	1,526	219,546

		613,582

Food Products 1.1%

Archer-Daniels-Midland Co.	591	48,964
B&G Foods, Inc.	90	1,262
Calavo Growers, Inc.	23	737
Cal-Maine Foods, Inc.	41	2,346
Campbell Soup Co.	227	11,788
Conagra Brands, Inc.	517	19,227
Darling Ingredients, Inc.*	170	11,269
Flowers Foods, Inc.	218	6,037
Fresh Del Monte Produce, Inc.	39	1,115
General Mills, Inc.	641	50,229
Hain Celestial Group, Inc. (The)*	113	2,319
Hershey Co. (The)	156	35,038
Hormel Foods Corp.	313	14,182
Hostess Brands, Inc.*	155	3,585
Ingredion, Inc.	74	7,607
J & J Snack Foods Corp.	21	3,009
J.M. Smucker Co. (The)	119	18,183
John B. Sanfilippo & Son, Inc.	13	1,099
Kellogg Co.	274	18,791
Kraft Heinz Co. (The)	861	34,896
Lamb Weston Holdings, Inc.	162	16,182
Lancaster Colony Corp.	15	2,879
McCormick & Co., Inc.	267	20,057
Mondelez International, Inc. (Class A Stock)	1,476	96,590
Pilgrim’s Pride Corp.*	62	1,505
Post Holdings, Inc.*	63	5,982
Seneca Foods Corp. (Class A Stock)*	12	750
Simply Good Foods Co. (The)*	109	3,957
Tootsie Roll Industries, Inc.	15	671

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

TreeHouse Foods, Inc.*	54	$2,615
Tyson Foods, Inc. (Class A Stock)	313	20,580

		463,451

Gas Utilities 0.1%

Atmos Energy Corp.	148	17,396
Chesapeake Utilities Corp.	14	1,765
National Fuel Gas Co.	99	5,748
New Jersey Resources Corp.	97	4,842
Northwest Natural Holding Co.	43	2,156
ONE Gas, Inc.	67	5,518
South Jersey Industries, Inc.	132	4,764
Southwest Gas Holdings, Inc.	77	5,154
Spire, Inc.	59	4,261
UGI Corp.	244	9,718

		61,322

Health Care Equipment & Supplies 2.7%

Abbott Laboratories	1,884	208,276
Align Technology, Inc.*	85	22,927
AngioDynamics, Inc.*	53	690
Artivion, Inc.*	23	300
Avanos Medical, Inc.*	62	1,900
Baxter International, Inc.	546	24,947
Becton, Dickinson & Co.	305	76,927
Boston Scientific Corp.*	1,549	71,641
Cardiovascular Systems, Inc.*	44	613
CONMED Corp.	29	2,777
Cooper Cos., Inc. (The)	50	17,447
Cutera, Inc.*	18	627
DENTSPLY SIRONA, Inc.	233	8,581
Dexcom, Inc.*	418	44,764
Edwards Lifesciences Corp.*	665	51,005
Embecta Corp.	73	1,926
Enovis Corp.*	60	3,777
Envista Holdings Corp.*	175	6,823
GE HealthCare Technologies, Inc.*	394	27,391
Glaukos Corp.*	50	2,453
Globus Medical, Inc. (Class A Stock)*	80	6,040
Haemonetics Corp.*	55	4,653

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Heska Corp.*	16	$1,431
Hologic, Inc.*	270	21,970
ICU Medical, Inc.*	14	2,705
IDEXX Laboratories, Inc.*	90	43,245
Inari Medical, Inc.*	55	3,138
Inogen, Inc.*	25	583
Integer Holdings Corp.*	32	2,106
Integra LifeSciences Holdings Corp.*	85	4,871
Intuitive Surgical, Inc.*	380	93,362
Lantheus Holdings, Inc.*	78	4,485
LeMaitre Vascular, Inc.	18	849
LivaNova PLC*	54	3,035
Masimo Corp.*	55	9,354
Medtronic PLC	1,438	120,346
Meridian Bioscience, Inc.*	34	1,156
Merit Medical Systems, Inc.*	69	4,923
Mesa Laboratories, Inc.	8	1,556
Neogen Corp.*	254	5,438
NuVasive, Inc.*	54	2,462
Omnicell, Inc.*	52	2,884
OraSure Technologies, Inc.*	34	190
Orthofix Medical, Inc.*	33	714
Penumbra, Inc.*	48	12,020
QuidelOrtho Corp.*	59	5,051
ResMed, Inc.	154	35,169
Shockwave Medical, Inc.*	35	6,578
STAAR Surgical Co.*	50	3,528
STERIS PLC	112	23,129
Stryker Corp.	362	91,879
Surmodics, Inc.*	15	422
Tandem Diabetes Care, Inc.*	65	2,648
Teleflex, Inc.	54	13,145
Varex Imaging Corp.*	55	1,182
Zimmer Biomet Holdings, Inc.	225	28,652
Zimvie, Inc.*	29	284
Zynex, Inc.*	17	240

		1,141,215

Health Care Providers & Services 3.2%

Acadia Healthcare Co., Inc.*	98	8,234
AdaptHealth Corp.*	100	2,143

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Addus HomeCare Corp.*	19	$2,043
Agiliti, Inc.*	40	738
Amedisys, Inc.*	29	2,803
AmerisourceBergen Corp.	184	31,089
AMN Healthcare Services, Inc.*	55	5,271
Apollo Medical Holdings, Inc.*	50	1,782
Cardinal Health, Inc.	281	21,707
Centene Corp.*	613	46,735
Chemed Corp.	14	7,072
Cigna Corp.	327	103,551
Community Health Systems, Inc.*	167	872
CorVel Corp.*	14	2,494
Cross Country Healthcare, Inc.*	23	638
CVS Health Corp.	1,419	125,184
DaVita, Inc.*	63	5,191
Elevance Health, Inc.	257	128,497
Encompass Health Corp.	105	6,557
Enhabit, Inc.*	60	922
Ensign Group, Inc. (The)	68	6,341
Fulgent Genetics, Inc.*	24	811
HCA Healthcare, Inc.	227	57,901
HealthEquity, Inc.*	91	5,537
Henry Schein, Inc.*	143	12,319
Humana, Inc.	135	69,079
Laboratory Corp. of America Holdings	106	26,725
LHC Group, Inc.*	43	6,820
McKesson Corp.	151	57,181
ModivCare, Inc.*	5	536
Molina Healthcare, Inc.*	55	17,151
NeoGenomics, Inc.*	157	1,865
Option Care Health, Inc.*	180	5,197
Owens & Minor, Inc.*	93	1,836
Patterson Cos., Inc.	106	3,200
Pediatrix Medical Group, Inc.*	105	1,612
Pennant Group, Inc. (The)*	29	375
Progyny, Inc.*	92	3,164
Quest Diagnostics, Inc.	120	17,818
R1 RCM, Inc.*	157	2,247
RadNet, Inc.*	46	968
Select Medical Holdings Corp.	110	3,198
Tenet Healthcare Corp.*	110	6,033
U.S. Physical Therapy, Inc.	6	595

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

UnitedHealth Group, Inc.	1,011	$504,681
Universal Health Services, Inc. (Class B Stock)	74	10,967

		1,327,680

Health Care Technology 0.0%

Computer Programs & Systems, Inc.*	15	441
HealthStream, Inc.*	15	363
NextGen Healthcare, Inc.*	80	1,522
OptimizeRx Corp.*	20	359
Simulations Plus, Inc.	23	946
Veradigm, Inc.*	116	2,077

		5,708

Hotels, Restaurants & Leisure 2.1%

BJ’s Restaurants, Inc.*	21	663
Bloomin’ Brands, Inc.	100	2,425
Booking Holdings, Inc.*	42	102,232
Boyd Gaming Corp.	90	5,608
Brinker International, Inc.*	65	2,565
Caesars Entertainment, Inc.*	225	11,714
Carnival Corp.*	1,082	11,707
Cheesecake Factory, Inc. (The)	55	2,159
Chipotle Mexican Grill, Inc.*	30	49,391
Choice Hotels International, Inc.	29	3,564
Churchill Downs, Inc.	34	8,435
Chuy’s Holdings, Inc.*	15	513
Cracker Barrel Old Country Store, Inc.	23	2,566
Darden Restaurants, Inc.	129	19,088
Dave & Buster’s Entertainment, Inc.*	42	1,821
Dine Brands Global, Inc.	23	1,778
Domino’s Pizza, Inc.	38	13,414
El Pollo Loco Holdings, Inc.	24	294
Expedia Group, Inc.*	172	19,660
Golden Entertainment, Inc.*	30	1,185
Hilton Worldwide Holdings, Inc.	293	42,511
Jack in the Box, Inc.	29	2,203
Las Vegas Sands Corp.*	353	20,827
Light & Wonder, Inc.*	110	7,178
Marriott International, Inc. (Class A Stock)	291	50,686
Marriott Vacations Worldwide Corp.	49	7,842

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

McDonald’s Corp.	791	$211,513
MGM Resorts International	343	14,204
Monarch Casino & Resort, Inc.*	15	1,149
Norwegian Cruise Line Holdings Ltd.*	456	6,936
Papa John’s International, Inc.	34	3,049
Penn Entertainment, Inc.*	160	5,672
Royal Caribbean Cruises Ltd.*	235	15,261
Ruth’s Hospitality Group, Inc.	23	398
Shake Shack, Inc. (Class A Stock)*	50	2,844
Six Flags Entertainment Corp.*	71	1,906
Starbucks Corp.	1,240	135,334
Texas Roadhouse, Inc.	76	7,633
Travel + Leisure Co.	107	4,534
Wendy’s Co. (The)	182	4,059
Wingstop, Inc.	27	4,279
Wyndham Hotels & Resorts, Inc.	104	8,061
Wynn Resorts Ltd.*	109	11,297
Yum! Brands, Inc.	305	39,806

		869,964

Household Durables 0.5%

Cavco Industries, Inc.*	4	1,064
Century Communities, Inc.	39	2,387
D.R. Horton, Inc.	335	33,061
Ethan Allen Interiors, Inc.	15	431
Garmin Ltd.	162	16,019
Green Brick Partners, Inc.*	50	1,560
Helen of Troy Ltd.*	21	2,375
Installed Building Products, Inc.	22	2,422
iRobot Corp.*	40	1,800
KB Home	87	3,345
La-Z-Boy, Inc.	62	1,763
Leggett & Platt, Inc.	161	5,886
Lennar Corp. (Class A Stock)	272	27,853
LGI Homes, Inc.*	15	1,708
M/I Homes, Inc.*	39	2,332
MDC Holdings, Inc.	77	2,908
Meritage Homes Corp.*	39	4,200
Mohawk Industries, Inc.*	66	7,924
Newell Brands, Inc.	464	7,405
NVR, Inc.*	3	15,810

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

PulteGroup, Inc.	242	$13,767
Sonos, Inc.*	165	3,043
Taylor Morrison Home Corp.*	121	4,332
Tempur Sealy International, Inc.	199	8,109
Toll Brothers, Inc.	105	6,246
TopBuild Corp.*	31	6,202
Tri Pointe Homes, Inc.*	144	3,181
Universal Electronics, Inc.*	23	539
Whirlpool Corp.	55	8,558

		196,230

Household Products 1.3%

Central Garden & Pet Co.*	15	629
Central Garden & Pet Co. (Class A Stock)*	43	1,704
Church & Dwight Co., Inc.	264	21,347
Clorox Co. (The)	138	19,967
Colgate-Palmolive Co.	902	67,226
Energizer Holdings, Inc.	80	2,968
Kimberly-Clark Corp.	365	47,454
Procter & Gamble Co. (The)	2,565	365,205
WD-40 Co.	20	3,491

		529,991

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	723	19,817
Ormat Technologies, Inc.	50	4,628

		24,445

Industrial Conglomerates 0.7%

3M Co.	594	68,358
General Electric Co.	1,182	95,127
Honeywell International, Inc.	725	151,148

		314,633

Insurance 2.4%

Aflac, Inc.	613	45,056
Allstate Corp. (The)	284	36,485
Ambac Financial Group, Inc.*	42	700
American Equity Investment Life Holding Co.	79	3,764

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

American Financial Group, Inc.	77	$10,979
American International Group, Inc.	800	50,576
AMERISAFE, Inc.	26	1,432
Aon PLC (Class A Stock)	220	70,110
Arch Capital Group Ltd.*	400	25,740
Arthur J. Gallagher & Co.	227	44,428
Assurant, Inc.	55	7,292
Assured Guaranty Ltd.	66	4,132
Brighthouse Financial, Inc.*	74	4,164
Brown & Brown, Inc.	251	14,699
Chubb Ltd.	448	101,916
Cincinnati Financial Corp.	168	19,009
CNO Financial Group, Inc.	144	3,709
Employers Holdings, Inc.	28	1,228
Everest Re Group Ltd.	36	12,589
First American Financial Corp.	110	6,806
Genworth Financial, Inc. (Class A Stock)*	617	3,406
Globe Life, Inc.	97	11,722
Hanover Insurance Group, Inc. (The)	33	4,441
Hartford Financial Services Group, Inc. (The)	340	26,387
HCI Group, Inc.	11	552
Horace Mann Educators Corp.	47	1,674
James River Group Holdings Ltd.	38	861
Kemper Corp.	71	4,170
Kinsale Capital Group, Inc.	19	5,290
Lincoln National Corp.	158	5,598
Loews Corp.	212	13,034
Marsh & McLennan Cos., Inc.	535	93,577
Mercury General Corp.	34	1,215
MetLife, Inc.	713	52,063
Old Republic International Corp.	304	8,023
Palomar Holdings, Inc.*	29	1,482
Primerica, Inc.	44	7,117
Principal Financial Group, Inc.	242	22,397
ProAssurance Corp.	69	1,338
Progressive Corp. (The)	631	86,037
Prudential Financial, Inc.(g)	396	41,556
Reinsurance Group of America, Inc.	80	12,142
RenaissanceRe Holdings Ltd. (Bermuda)	49	9,589
RLI Corp.	37	4,901
Safety Insurance Group, Inc.	7	591
Selective Insurance Group, Inc.	65	6,175

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

SiriusPoint Ltd. (Bermuda)*	69	$524
Stewart Information Services Corp.	34	1,624
Travelers Cos., Inc. (The)	251	47,971
Trupanion, Inc.*	42	2,479
United Fire Group, Inc.	27	850
Universal Insurance Holdings, Inc.	39	497
Unum Group	222	9,331
W.R. Berkley Corp.	231	16,202
Willis Towers Watson PLC	126	32,028

		1,001,658

Interactive Media & Services 3.8%

Alphabet, Inc. (Class A Stock)*	6,465	639,001
Alphabet, Inc. (Class C Stock)*	5,730	572,255
Cars.com, Inc.*	80	1,368
Match Group, Inc.*	300	16,236
Meta Platforms, Inc. (Class A Stock)*	2,431	362,146
QuinStreet, Inc.*	54	828
Shutterstock, Inc.	24	1,807
TripAdvisor, Inc.*	129	3,006
Yelp, Inc.*	93	2,930
Ziff Davis, Inc.*	55	4,921

		1,604,498

Internet & Direct Marketing Retail 2.5%

Amazon.com, Inc.*	9,610	991,079
eBay, Inc.	586	29,007
Etsy, Inc.*	146	20,087
Liquidity Services, Inc.*	39	585
PetMed Express, Inc.	15	322

		1,041,080

IT Services 4.1%

Accenture PLC (Class A Stock)	681	190,033
Akamai Technologies, Inc.*	168	14,944
Automatic Data Processing, Inc.	449	101,389
Broadridge Financial Solutions, Inc.	129	19,396
Cognizant Technology Solutions Corp. (Class A Stock)	555	37,046
Concentrix Corp.	50	7,091

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

CSG Systems International, Inc.	39	$2,327
DXC Technology Co.*	271	7,786
EPAM Systems, Inc.*	55	18,296
Euronet Worldwide, Inc.*	55	6,197
EVERTEC, Inc. (Puerto Rico)	62	2,290
ExlService Holdings, Inc.*	30	5,118
Fidelity National Information Services, Inc.	640	48,026
Fiserv, Inc.*	684	72,969
FleetCor Technologies, Inc.*	86	17,958
Gartner, Inc.*	79	26,713
Genpact Ltd.	180	8,510
Global Payments, Inc.	293	33,027
International Business Machines Corp.	976	131,496
Jack Henry & Associates, Inc.	86	15,488
Kyndryl Holdings, Inc.*	244	3,267
Mastercard, Inc. (Class A Stock)	919	340,581
Maximus, Inc.	63	4,716
Paychex, Inc.	343	39,740
Payoneer Global, Inc.*	200	1,192
PayPal Holdings, Inc.*	1,233	100,477
Perficient, Inc.*	36	2,669
Sabre Corp.*	405	2,758
TTEC Holdings, Inc.	16	813
Unisys Corp.*	65	352
VeriSign, Inc.*	106	23,113
Visa, Inc. (Class A Stock)	1,769	407,242
Western Union Co. (The)	414	5,866
WEX, Inc.*	49	9,064

		1,707,950

Leisure Products 0.1%

Brunswick Corp.	76	6,409
Hasbro, Inc.	144	8,521
Mattel, Inc.*	408	8,348
Polaris, Inc.	62	7,120
Sturm Ruger & Co., Inc.	26	1,479
Topgolf Callaway Brands Corp.*	152	3,723
Vista Outdoor, Inc.*	64	1,878
YETI Holdings, Inc.*	86	3,849

		41,327

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 1.7%

Agilent Technologies, Inc.	319	$48,513
Azenta, Inc.*	78	4,360
BioLife Solutions, Inc.*	40	938
Bio-Rad Laboratories, Inc. (Class A Stock)*	19	8,882
Bio-Techne Corp.	168	13,383
Bruker Corp.	115	8,064
Charles River Laboratories International, Inc.*	55	13,379
Danaher Corp.	705	186,388
Illumina, Inc.*	168	35,986
IQVIA Holdings, Inc.*	198	45,423
Medpace Holdings, Inc.*	26	5,748
Mettler-Toledo International, Inc.*	23	35,257
PerkinElmer, Inc.	134	18,429
Repligen Corp.*	55	10,191
Sotera Health Co.*	125	2,155
Syneos Health, Inc.*	124	4,454
Thermo Fisher Scientific, Inc.	425	242,390
Waters Corp.*	60	19,715
West Pharmaceutical Services, Inc.	82	21,779

		725,434

Machinery 2.0%

3D Systems Corp.*	181	1,966
AGCO Corp.	68	9,393
Alamo Group, Inc.	4	626
Albany International Corp. (Class A Stock)	31	3,477
Astec Industries, Inc.	24	1,059
Barnes Group, Inc.	64	2,833
Caterpillar, Inc.	563	142,039
Chart Industries, Inc.*	43	5,761
CIRCOR International, Inc.*	20	553
Crane Holdings Co.	58	6,723
Cummins, Inc.	152	37,930
Deere & Co.	293	123,892
Donaldson Co., Inc.	141	8,791
Dover Corp.	148	22,471
Enerpac Tool Group Corp.	60	1,592
EnPro Industries, Inc.	16	1,937
Esab Corp.	50	2,890
ESCO Technologies, Inc.	21	2,067
Federal Signal Corp.	58	3,088

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Flowserve Corp.	133	$4,578
Fortive Corp.	379	25,783
Franklin Electric Co., Inc.	42	3,793
Graco, Inc.	180	12,298
Greenbrier Cos., Inc. (The)	37	1,144
Hillenbrand, Inc.	82	3,843
IDEX Corp.	88	21,092
Illinois Tool Works, Inc.	300	70,812
Ingersoll Rand, Inc.	435	24,360
ITT, Inc.	87	7,968
John Bean Technologies Corp.	29	3,240
Kennametal, Inc.	101	2,879
Lincoln Electric Holdings, Inc.	68	11,347
Lindsay Corp.	14	2,193
Middleby Corp. (The)*	63	9,793
Mueller Industries, Inc.	60	3,933
Nordson Corp.	58	14,111
Oshkosh Corp.	79	7,962
Otis Worldwide Corp.	451	37,086
PACCAR, Inc.	374	40,882
Parker-Hannifin Corp.	149	48,574
Pentair PLC	175	9,691
Proto Labs, Inc.*	34	1,040
Snap-on, Inc.	61	15,173
SPX Technologies, Inc.*	45	3,375
Standex International Corp.	19	2,196
Stanley Black & Decker, Inc.	158	14,111
Tennant Co.	24	1,683
Terex Corp.	71	3,619
Timken Co. (The)	73	6,012
Titan International, Inc.*	32	534
Toro Co. (The)	115	12,825
Trinity Industries, Inc.	108	3,107
Wabash National Corp.	70	1,803
Watts Water Technologies, Inc. (Class A Stock)	25	4,088
Westinghouse Air Brake Technologies Corp.	196	20,347
Xylem, Inc.	194	20,178

		856,541

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Marine 0.0%

Kirby Corp.*	75	$5,308
Matson, Inc.	47	3,108

		8,416

Media 0.8%

AMC Networks, Inc. (Class A Stock)*	37	685
Cable One, Inc.	6	4,739
Charter Communications, Inc. (Class A Stock)*	116	44,580
Comcast Corp. (Class A Stock)	4,669	183,725
DISH Network Corp. (Class A Stock)*	301	4,331
EW Scripps Co. (The) (Class A Stock)*	78	1,166
Fox Corp. (Class A Stock)	323	10,963
Fox Corp. (Class B Stock)	165	5,231
Gannett Co., Inc.*	81	183
Interpublic Group of Cos., Inc. (The)	418	15,240
John Wiley & Sons, Inc. (Class A Stock)	57	2,611
New York Times Co. (The) (Class A Stock)	174	6,062
News Corp. (Class A Stock)	413	8,367
News Corp. (Class B Stock)	148	3,025
Nexstar Media Group, Inc.	40	8,191
Omnicom Group, Inc.	220	18,918
Paramount Global (Class B Stock)	543	12,576
Scholastic Corp.	43	1,902
TechTarget, Inc.*	31	1,536
TEGNA, Inc.	239	4,763
Thryv Holdings, Inc.*	20	447

		339,241

Metals & Mining 0.6%

Alcoa Corp.	190	9,926
Arconic Corp.*	130	3,056
ATI, Inc.*	154	5,604
Carpenter Technology Corp.	62	2,994
Century Aluminum Co.*	71	798
Cleveland-Cliffs, Inc.*	592	12,639
Commercial Metals Co.	127	6,892
Compass Minerals International, Inc.	46	2,146
Freeport-McMoRan, Inc.	1,548	69,072
Haynes International, Inc.	12	668
Kaiser Aluminum Corp.	10	875

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Materion Corp.	28	$2,527
MP Materials Corp.*	80	2,601
Newmont Corp.	855	45,255
Nucor Corp.	276	46,650
Olympic Steel, Inc.	15	664
Reliance Steel & Aluminum Co.	73	16,604
Royal Gold, Inc.	76	9,654
Steel Dynamics, Inc.	179	21,595
SunCoke Energy, Inc.	31	282
TimkenSteel Corp.*	23	452
United States Steel Corp.	272	7,749
Warrior Met Coal, Inc.	62	2,349
Worthington Industries, Inc.	27	1,536

		272,588

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Annaly Capital Management, Inc.	506	11,876
Apollo Commercial Real Estate Finance, Inc.	177	2,154
ARMOUR Residential REIT, Inc.	119	747
Ellington Financial, Inc.	75	1,030
Franklin BSP Realty Trust, Inc.	60	870
Granite Point Mortgage Trust, Inc.	46	307
Invesco Mortgage Capital, Inc.	18	264
KKR Real Estate Finance Trust, Inc.	31	494
New York Mortgage Trust, Inc.	399	1,245
PennyMac Mortgage Investment Trust	108	1,647
Ready Capital Corp.	120	1,588
Redwood Trust, Inc.	155	1,296
Two Harbors Investment Corp.	92	1,650

		25,168

Multiline Retail 0.5%

Big Lots, Inc.	46	753
Dollar General Corp.	242	56,531
Dollar Tree, Inc.*	225	33,791
Kohl’s Corp.	125	4,046
Macy’s, Inc.	289	6,829
Nordstrom, Inc.	144	2,814

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)

Ollie’s Bargain Outlet Holdings, Inc.*	70	$3,833
Target Corp.	494	85,037

		193,634

Multi-Utilities 0.8%

Ameren Corp.	279	24,237
Avista Corp.	78	3,112
Black Hills Corp.	71	5,139
CenterPoint Energy, Inc.	681	20,512
CMS Energy Corp.	313	19,778
Consolidated Edison, Inc.	380	36,218
Dominion Energy, Inc.	900	57,276
DTE Energy Co.	210	24,438
NiSource, Inc.	440	12,210
NorthWestern Corp.	58	3,294
Public Service Enterprise Group, Inc.	536	33,194
Sempra Energy	339	54,352
Unitil Corp.	20	1,043
WEC Energy Group, Inc.	340	31,957

		326,760

Oil, Gas & Consumable Fuels 4.3%

Antero Midstream Corp.	383	4,175
Antero Resources Corp.*	295	8,508
APA Corp.	345	15,294
Callon Petroleum Co.*	54	2,298
Chevron Corp.	1,925	334,988
Civitas Resources, Inc.	58	3,860
CNX Resources Corp.*	193	3,229
ConocoPhillips	1,346	164,037
CONSOL Energy, Inc.	30	1,735
Coterra Energy, Inc.	849	21,250
Devon Energy Corp.	708	44,774
Diamondback Energy, Inc.	187	27,324
Dorian LPG Ltd.	31	615
DT Midstream, Inc.	102	5,575
EOG Resources, Inc.	632	83,582
EQT Corp.	394	12,872
Equitrans Midstream Corp.	561	4,067
Exxon Mobil Corp.	4,458	517,173

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Green Plains, Inc.*	76	$2,643
Hess Corp.	296	44,447
HF Sinclair Corp.	142	8,080
Kinder Morgan, Inc.	2,140	39,162
Marathon Oil Corp.	687	18,872
Marathon Petroleum Corp.	505	64,903
Matador Resources Co.	126	8,336
Murphy Oil Corp.	154	6,716
Occidental Petroleum Corp.	786	50,925
ONEOK, Inc.	481	32,939
Par Pacific Holdings, Inc.*	65	1,737
PBF Energy, Inc. (Class A Stock)	112	4,703
PDC Energy, Inc.	100	6,773
Phillips 66	508	50,937
Pioneer Natural Resources Co.	256	58,970
Range Resources Corp.	258	6,455
Ranger Oil Corp. (Class A Stock)	15	630
REX American Resources Corp.*	15	491
SM Energy Co.	139	4,569
Southwestern Energy Co.*	1,192	6,580
Talos Energy, Inc.*	78	1,545
Targa Resources Corp.	245	18,380
Valero Energy Corp.	413	57,832
Vital Energy, Inc.*	11	619
Vitesse Energy, Inc.*	0	—
Williams Cos., Inc. (The)	1,317	42,460
World Fuel Services Corp.	73	2,066

		1,797,126

Paper & Forest Products 0.0%

Clearwater Paper Corp.*	9	347
Louisiana-Pacific Corp.	75	5,107
Mercer International, Inc. (Germany)	46	586
Sylvamo Corp.	29	1,378

		7,418

Personal Products 0.2%

BellRing Brands, Inc.*	143	4,055
Coty, Inc. (Class A Stock)*	421	4,193
Edgewell Personal Care Co.	73	3,129

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Products (cont’d.)

elf Beauty, Inc.*	62	$3,568
Estee Lauder Cos., Inc. (The) (Class A Stock)	249	68,993
Inter Parfums, Inc.	20	2,364
Medifast, Inc.	17	1,895
Nu Skin Enterprises, Inc. (Class A Stock)	60	2,573
USANA Health Sciences, Inc.*	13	760

		91,530

Pharmaceuticals 3.9%

Amphastar Pharmaceuticals, Inc.*	50	1,513
ANI Pharmaceuticals, Inc.*	8	358
Bristol-Myers Squibb Co.	2,302	167,240
Cara Therapeutics, Inc.*	39	456
Catalent, Inc.*	192	10,282
Collegium Pharmaceutical, Inc.*	19	533
Corcept Therapeutics, Inc.*	117	2,675
Eli Lilly & Co.	851	292,872
Harmony Biosciences Holdings, Inc.*	30	1,445
Innoviva, Inc.*	54	683
Jazz Pharmaceuticals PLC*	75	11,749
Johnson & Johnson	2,831	462,642
Ligand Pharmaceuticals, Inc.*	22	1,533
Merck & Co., Inc.	2,745	294,840
Nektar Therapeutics*	207	563
Organon & Co.	283	8,527
Pacira BioSciences, Inc.*	54	2,121
Perrigo Co. PLC	143	5,351
Pfizer, Inc.	6,075	268,272
Phibro Animal Health Corp. (Class A Stock)	15	231
Prestige Consumer Healthcare, Inc.*	53	3,485
Supernus Pharmaceuticals, Inc.*	54	2,215
Viatris, Inc.	1,310	15,930
Zoetis, Inc.	500	82,745

		1,638,261

Professional Services 0.5%

ASGN, Inc.*	63	5,730
CACI International, Inc. (Class A Stock)*	23	7,086
CoStar Group, Inc.*	440	34,276
Equifax, Inc.	129	28,664

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont’d.)

Exponent, Inc.	63	$6,460
Forrester Research, Inc.*	12	445
FTI Consulting, Inc.*	39	6,221
Heidrick & Struggles International, Inc.	30	923
Insperity, Inc.	39	4,311
Jacobs Solutions, Inc.	136	16,803
KBR, Inc.	159	8,146
Kelly Services, Inc. (Class A Stock)	15	272
Korn Ferry	50	2,699
Leidos Holdings, Inc.	144	14,233
ManpowerGroup, Inc.	58	5,055
NV5 Global, Inc.*	5	666
Resources Connection, Inc.	23	397
Robert Half International, Inc.	121	10,159
Science Applications International Corp.	62	6,434
TrueBlue, Inc.*	49	962
Verisk Analytics, Inc.	168	30,541

		190,483

Real Estate Management & Development 0.1%

Anywhere Real Estate, Inc.*	138	1,170
CBRE Group, Inc. (Class A Stock)*	341	29,159
Cushman & Wakefield PLC*	190	2,742
Douglas Elliman, Inc.	68	317
Jones Lang LaSalle, Inc.*	54	9,983
Marcus & Millichap, Inc.	23	833
RE/MAX Holdings, Inc. (Class A Stock)	15	342
St. Joe Co. (The)	37	1,743

		46,289

Road & Rail 0.9%

ArcBest Corp.	26	2,170
Avis Budget Group, Inc.*	23	4,601
CSX Corp.	2,273	70,281
Heartland Express, Inc.	31	521
J.B. Hunt Transport Services, Inc.	92	17,393
Knight-Swift Transportation Holdings, Inc.	184	10,874
Landstar System, Inc.	44	7,605
Marten Transport Ltd.	83	1,833
Norfolk Southern Corp.	249	61,207

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail (cont’d.)

Old Dominion Freight Line, Inc.	107	$35,657
RXO, Inc.*	120	2,198
Ryder System, Inc.	63	5,948
Saia, Inc.*	26	7,092
Union Pacific Corp.	665	135,786
Werner Enterprises, Inc.	79	3,711
XPO, Inc.*	120	4,783

		371,660

Semiconductors & Semiconductor Equipment 5.1%

Advanced Micro Devices, Inc.*	1,743	130,986
Allegro MicroSystems, Inc. (Japan)*	80	3,054
Alpha & Omega Semiconductor Ltd.*	30	989
Amkor Technology, Inc.	124	3,628
Analog Devices, Inc.	554	94,994
Applied Materials, Inc.	930	103,686
Axcelis Technologies, Inc.*	37	4,068
Broadcom, Inc.	435	254,479
CEVA, Inc.*	23	762
Cirrus Logic, Inc.*	55	4,971
Cohu, Inc.*	51	1,840
Diodes, Inc.*	47	4,192
Enphase Energy, Inc.*	146	32,322
First Solar, Inc.*	107	19,003
FormFactor, Inc.*	95	2,673
Ichor Holdings Ltd.*	34	1,149
Intel Corp.	4,466	126,209
KLA Corp.	149	58,480
Kulicke & Soffa Industries, Inc. (Singapore)	60	3,066
Lam Research Corp.	146	73,015
Lattice Semiconductor Corp.*	146	11,065
MACOM Technology Solutions Holdings, Inc.*	50	3,351
MaxLinear, Inc.*	88	3,626
Microchip Technology, Inc.	591	45,873
Micron Technology, Inc.	1,176	70,913
MKS Instruments, Inc.	61	6,242
Monolithic Power Systems, Inc.	48	20,475
NVIDIA Corp.	2,694	526,327
NXP Semiconductors NV (China)	276	50,870
ON Semiconductor Corp.*	465	34,154
Onto Innovation, Inc.*	58	4,562

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

PDF Solutions, Inc.*	23	$731
Photronics, Inc.*	46	834
Power Integrations, Inc.	72	6,199
Qorvo, Inc.*	106	11,518
QUALCOMM, Inc.	1,210	161,184
Rambus, Inc.*	115	4,654
Semtech Corp.*	78	2,576
Silicon Laboratories, Inc.*	45	7,061
SiTime Corp.*	20	2,305
Skyworks Solutions, Inc.	173	18,973
SMART Global Holdings, Inc.*	80	1,375
SolarEdge Technologies, Inc.*	62	19,786
Synaptics, Inc.*	49	6,126
Teradyne, Inc.	166	16,882
Texas Instruments, Inc.	982	174,020
Ultra Clean Holdings, Inc.*	53	1,783
Universal Display Corp.	52	6,892
Veeco Instruments, Inc.*	71	1,410
Wolfspeed, Inc.*	143	11,012

		2,156,345

Software 7.6%

8x8, Inc.*	130	612
A10 Networks, Inc.	70	1,084
ACI Worldwide, Inc.*	152	4,245
Adeia, Inc.	116	1,270
Adobe, Inc.*	502	185,911
Agilysys, Inc.*	31	2,590
Alarm.com Holdings, Inc.*	45	2,412
ANSYS, Inc.*	103	27,435
Aspen Technology, Inc.*	33	6,559
Autodesk, Inc.*	231	49,702
Blackbaud, Inc.*	56	3,484
Cadence Design Systems, Inc.*	296	54,118
Cerence, Inc.*	50	1,226
Ceridian HCM Holding, Inc.*	171	12,360
CommVault Systems, Inc.*	48	2,987
Consensus Cloud Solutions, Inc.*	23	1,352
Digital Turbine, Inc.*	120	2,083
DoubleVerify Holdings, Inc.*	80	2,175
Dynatrace, Inc.*	235	9,031

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Ebix, Inc.	22	$419
Envestnet, Inc.*	60	3,900
Fair Isaac Corp.*	27	17,981
Fortinet, Inc.*	700	36,638
Gen Digital, Inc.	627	14,427
InterDigital, Inc.	26	1,819
Intuit, Inc.	302	127,646
LivePerson, Inc.*	88	1,133
LiveRamp Holdings, Inc.*	63	1,686
Manhattan Associates, Inc.*	73	9,516
Microsoft Corp.	8,070	1,999,827
NCR Corp.*	179	4,908
OneSpan, Inc.*	23	318
Oracle Corp.	1,662	147,020
Paycom Software, Inc.*	50	16,197
Paylocity Holding Corp.*	52	10,831
Progress Software Corp.	40	2,122
PTC, Inc.*	122	16,455
Qualys, Inc.*	35	4,038
Roper Technologies, Inc.	108	46,089
Salesforce, Inc.*	1,082	181,744
ServiceNow, Inc.*	217	98,763
SPS Commerce, Inc.*	34	4,627
Synopsys, Inc.*	162	57,307
Teradata Corp.*	107	3,732
Tyler Technologies, Inc.*	41	13,234
Xperi, Inc.*	46	476

		3,193,489

Specialty Retail 2.4%

Aaron’s Co., Inc. (The)	23	337
Abercrombie & Fitch Co. (Class A Stock)*	83	2,404
Academy Sports & Outdoors, Inc.	80	4,674
Advance Auto Parts, Inc.	74	11,269
American Eagle Outfitters, Inc.	184	2,970
Asbury Automotive Group, Inc.*	27	5,940
AutoNation, Inc.*	45	5,702
AutoZone, Inc.*	20	48,777
Bath & Body Works, Inc.	246	11,318
Bed Bath & Beyond, Inc.*	131	369
Best Buy Co., Inc.	215	19,075

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Boot Barn Holdings, Inc.*	29	$2,421
Buckle, Inc. (The)	29	1,276
Caleres, Inc.	41	1,067
CarMax, Inc.*	167	11,765
Chico’s FAS, Inc.*	85	448
Children’s Place, Inc. (The)*	26	1,180
Designer Brands, Inc. (Class A Stock)	69	711
Dick’s Sporting Goods, Inc.	61	7,976
Five Below, Inc.*	70	13,799
Foot Locker, Inc.	82	3,568
GameStop Corp. (Class A Stock)*	312	6,823
Gap, Inc. (The)	259	3,515
Genesco, Inc.*	23	1,111
Group 1 Automotive, Inc.	18	3,849
Guess?, Inc.	31	718
Haverty Furniture Cos., Inc.	15	524
Hibbett, Inc.	19	1,261
Home Depot, Inc. (The)	1,108	359,180
Leslie’s, Inc.*	200	3,098
Lithia Motors, Inc.	36	9,475
Lowe’s Cos., Inc.	670	139,528
MarineMax, Inc.*	35	1,094
Monro, Inc.	44	2,240
Murphy USA, Inc.	27	7,345
National Vision Holdings, Inc.*	100	4,110
ODP Corp. (The)*	42	2,167
O’Reilly Automotive, Inc.*	65	51,503
Rent-A-Center, Inc.	53	1,425
RH*	21	6,552
Ross Stores, Inc.	373	44,085
Sally Beauty Holdings, Inc.*	133	2,072
Shoe Carnival, Inc.	15	410
Signet Jewelers Ltd.	48	3,687
Sleep Number Corp.*	19	653
Sonic Automotive, Inc. (Class A Stock)	26	1,396
TJX Cos., Inc. (The)	1,254	102,652
Tractor Supply Co.	126	28,727
Ulta Beauty, Inc.*	53	27,240
Urban Outfitters, Inc.*	78	2,136
Victoria’s Secret & Co.*	98	4,131

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Williams-Sonoma, Inc.	74	$9,986
Zumiez, Inc.*	21	542

		990,281

Technology Hardware, Storage & Peripherals 5.8%

Apple, Inc.	16,192	2,336,344
Avid Technology, Inc.*	40	1,212
Corsair Gaming, Inc.*	40	629
Hewlett Packard Enterprise Co.	1,393	22,469
HP, Inc.	958	27,916
NetApp, Inc.	233	15,432
Seagate Technology Holdings PLC	204	13,827
Super Micro Computer, Inc.*	50	3,617
Western Digital Corp.*	356	15,646
Xerox Holdings Corp.	120	1,966

		2,439,058

Textiles, Apparel & Luxury Goods 0.6%

Capri Holdings Ltd.*	135	8,976
Carter’s, Inc.	44	3,668
Columbia Sportswear Co.	39	3,740
Crocs, Inc.*	76	9,255
Deckers Outdoor Corp.*	27	11,542
G-III Apparel Group Ltd.*	46	778
Hanesbrands, Inc.	436	3,680
Kontoor Brands, Inc.	66	3,152
Movado Group, Inc.	15	530
NIKE, Inc. (Class B Stock)	1,361	173,296
Oxford Industries, Inc.	23	2,696
PVH Corp.	67	6,023
Ralph Lauren Corp.	50	6,192
Skechers USA, Inc. (Class A Stock)*	148	7,126
Steven Madden Ltd.	76	2,725
Tapestry, Inc.	259	11,803
Under Armour, Inc. (Class A Stock)*	243	3,011
Under Armour, Inc. (Class C Stock)*	254	2,769
VF Corp.	352	10,891
Wolverine World Wide, Inc.	104	1,678

		273,531

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.1%

Axos Financial, Inc.*	63	$3,031
Capitol Federal Financial, Inc.	173	1,448
Essent Group Ltd.	130	5,724
MGIC Investment Corp.	317	4,476
Mr. Cooper Group, Inc.*	93	4,277
New York Community Bancorp, Inc.	800	7,992
NMI Holdings, Inc. (Class A Stock)*	104	2,416
Northfield Bancorp, Inc.	23	344
Provident Financial Services, Inc.	104	2,440
TrustCo Bank Corp.	27	969
Walker & Dunlop, Inc.	31	2,957
WSFS Financial Corp.	77	3,720

		39,794

Tobacco 0.6%

Altria Group, Inc.	1,936	87,197
Philip Morris International, Inc.	1,677	174,811
Universal Corp.	29	1,577
Vector Group Ltd.	137	1,774

		265,359

Trading Companies & Distributors 0.3%

Applied Industrial Technologies, Inc.	39	5,585
Boise Cascade Co.	37	2,774
DXP Enterprises, Inc.*	15	454
Fastenal Co.	617	31,189
GATX Corp.	44	5,036
GMS, Inc.*	49	2,907
MSC Industrial Direct Co., Inc. (Class A Stock)	52	4,300
NOW, Inc.*	116	1,629
United Rentals, Inc.*	69	30,426
Univar Solutions, Inc.*	172	5,931
Veritiv Corp.	10	1,250
W.W. Grainger, Inc.	46	27,116
Watsco, Inc.	38	10,920

		129,517

Water Utilities 0.1%

American States Water Co.	39	3,673

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Water Utilities (cont’d.)

American Water Works Co., Inc.	195	$30,515
California Water Service Group	53	3,242
Essential Utilities, Inc.	268	12,524
Middlesex Water Co.	15	1,258
SJW Group	35	2,709

		53,921

Wireless Telecommunication Services 0.2%

Gogo, Inc.*	80	1,342
Shenandoah Telecommunications Co.	47	919
Telephone & Data Systems, Inc.	102	1,364
T-Mobile US, Inc.*	643	96,006

		99,631

TOTAL COMMON STOCKS (cost $21,658,723)		40,446,820

EXCHANGE-TRADED FUNDS 1.9%
iShares Core S&P 500 ETF	1,550	632,880
iShares Core S&P Mid-Cap ETF	375	99,109
iShares Core S&P Small-Cap ETF	500	51,820

TOTAL EXCHANGE-TRADED FUNDS (cost $671,590)		783,809

	Units

RIGHTS* 0.0%

Health Care Equipment & Supplies

ABIOMED, Inc., expiring 12/31/23^ (cost $0)	54	—

TOTAL LONG-TERM INVESTMENTS (cost $22,330,313)		41,230,629

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 1.8%

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $79,595)	4.281%	03/16/23	80	$79,573

			Shares

UNAFFILIATED FUND 1.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $689,696)			689,696	689,696

TOTAL SHORT-TERM INVESTMENTS (cost $769,291)				769,269

TOTAL INVESTMENTS 99.8% (cost $23,099,604)				41,999,898
Other assets in excess of liabilities(z) 0.2%				97,780

NET ASSETS 100.0%				$42,097,678

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment with a SPAC outstanding at January 31, 2023:

Issuer	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
OmniAb, Inc.^	8	$11	$—	$(11)
OmniAb, Inc.^	8	12	—	(12)

		$23	$0	$(23)

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Futures contracts outstanding at January 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
4	S&P 500 E-Mini Index	Mar. 2023	$818,000	$24,200

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$79,573

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$706,041	$—	$—
Air Freight & Logistics	242,026	—	—
Airlines	93,308	—	—
Auto Components	99,392	—	—
Automobiles	636,021	—	—
Banks	1,735,479	—	—
Beverages	665,386	—	—
Biotechnology	910,249	—	—
Building Products	263,227	—	—
Capital Markets	1,234,596	—	—
Chemicals	795,969	—	—

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Commercial Services & Supplies	$230,959	$—	$—
Communications Equipment	350,610	—	—
Construction & Engineering	85,842	—	—
Construction Materials	57,573	—	—
Consumer Finance	237,534	—	—
Containers & Packaging	134,366	—	—
Distributors	56,861	—	—
Diversified Consumer Services	40,329	—	—
Diversified Financial Services	615,488	—	—
Diversified Telecommunication Services	372,030	—	—
Electric Utilities	733,076	—	—
Electrical Equipment	264,088	—	—
Electronic Equipment, Instruments & Components	365,057	—	—
Energy Equipment & Services	204,986	—	—
Entertainment	553,204	—	—
Equity Real Estate Investment Trusts (REITs)	1,286,914	—	—
Food & Staples Retailing	613,582	—	—
Food Products	463,451	—	—
Gas Utilities	61,322	—	—
Health Care Equipment & Supplies	1,140,059	1,156	—
Health Care Providers & Services	1,327,680	—	—
Health Care Technology	5,708	—	—
Hotels, Restaurants & Leisure	869,964	—	—
Household Durables	196,230	—	—
Household Products	529,991	—	—
Independent Power & Renewable Electricity Producers	24,445	—	—
Industrial Conglomerates	314,633	—	—
Insurance	1,001,658	—	—
Interactive Media & Services	1,604,498	—	—
Internet & Direct Marketing Retail	1,041,080	—	—
IT Services	1,707,950	—	—
Leisure Products	41,327	—	—
Life Sciences Tools & Services	725,434	—	—
Machinery	856,541	—	—
Marine	8,416	—	—
Media	339,241	—	—
Metals & Mining	272,588	—	—
Mortgage Real Estate Investment Trusts (REITs)	25,168	—	—
Multiline Retail	193,634	—	—
Multi-Utilities	326,760	—	—
Oil, Gas & Consumable Fuels	1,797,126	—	—
Paper & Forest Products	7,418	—	—

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Personal Products	$91,530	$—	$—
Pharmaceuticals	1,638,261	—	—
Professional Services	190,483	—	—
Real Estate Management & Development	46,289	—	—
Road & Rail	371,660	—	—
Semiconductors & Semiconductor Equipment	2,156,345	—	—
Software	3,193,489	—	—
Specialty Retail	990,281	—	—
Technology Hardware, Storage & Peripherals	2,439,058	—	—
Textiles, Apparel & Luxury Goods	273,531	—	—
Thrifts & Mortgage Finance	39,794	—	—
Tobacco	265,359	—	—
Trading Companies & Distributors	129,517	—	—
Water Utilities	53,921	—	—
Wireless Telecommunication Services	99,631	—	—
Exchange-Traded Funds	783,809	—	—
Rights
Health Care Equipment & Supplies	—	—	—
Short-Term Investments
U.S. Treasury Obligation	—	79,573	—
Unaffiliated Fund	689,696	—	—

Total	$41,919,169	$80,729	$—

Other Financial Instruments*
Assets
Futures Contracts	$24,200	$—	$—
Unfunded commitment with a SPAC	—	—	—

Total	$24,200	$—	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded commitments with a SPAC, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swaps and unfunded commitments with a SPAC are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Industry Classification (continued):

Software	7.6%
Technology Hardware, Storage & Peripherals	5.8
Semiconductors & Semiconductor Equipment	5.1
Oil, Gas & Consumable Fuels	4.3
Banks	4.1
IT Services	4.1
Pharmaceuticals	3.9
Interactive Media & Services	3.8
Health Care Providers & Services	3.2
Equity Real Estate Investment Trusts (REITs)	3.1
Capital Markets	2.9
Health Care Equipment & Supplies	2.7
Internet & Direct Marketing Retail	2.5
Insurance	2.4
Specialty Retail	2.4
Biotechnology	2.2
Hotels, Restaurants & Leisure	2.1
Machinery	2.0
Chemicals	1.9
Exchange-Traded Funds	1.9
Electric Utilities	1.7
Life Sciences Tools & Services	1.7
Aerospace & Defense	1.7
Unaffiliated Fund	1.6
Beverages	1.6
Automobiles	1.5
Diversified Financial Services	1.5
Food & Staples Retailing	1.5
Entertainment	1.3
Household Products	1.3
Food Products	1.1
Diversified Telecommunication Services	0.9
Road & Rail	0.9
Electronic Equipment, Instruments & Components	0.9
Communications Equipment	0.8
Media	0.8
Multi-Utilities	0.8
Industrial Conglomerates	0.7
Textiles, Apparel & Luxury Goods	0.6
Metals & Mining	0.6

Tobacco	0.6%
Electrical Equipment	0.6
Building Products	0.6
Air Freight & Logistics	0.6
Consumer Finance	0.6
Commercial Services & Supplies	0.5
Energy Equipment & Services	0.5
Household Durables	0.5
Multiline Retail	0.5
Professional Services	0.5
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.2
Auto Components	0.2
Airlines	0.2
Personal Products	0.2
Construction & Engineering	0.2
U.S. Treasury Obligation	0.2
Gas Utilities	0.1
Construction Materials	0.1
Distributors	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Independent Power & Renewable Electricity
Producers	0.1
Marine	0.0	*
Paper & Forest Products	0.0	*
Health Care Technology	0.0	*

	99.8
Other assets in excess of liabilities	0.2

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$24,200	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$48,516

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(81,784)

For the six months ended January 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,147,383

*	Average volume is based on average quarter end balances as noted for the six months ended January 31, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Statement of Assets & Liabilities   (unaudited)

as of January 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $23,070,705)	$41,958,342
Affiliated investments (cost $28,899)	41,556
Cash	104
Receivable for Fund shares sold	179,188
Receivable for investments sold	40,329
Dividends receivable	32,849
Due from broker—variation margin futures	11,500
Due from Manager	5,345
Prepaid expenses	1,591

Total Assets	42,270,804

Liabilities

Payable for Fund shares purchased	122,989
Custodian and accounting fees payable	26,392
Audit fee payable	12,225
Accrued expenses and other liabilities	8,206
Payable for investments purchased	2,454
Trustees’ fees payable	732
Affiliated transfer agent fee payable	105
Unrealized depreciation on an unfunded commitment with a SPAC	23

Total Liabilities	173,126

Net Assets	$42,097,678

Net assets were comprised of:
Paid-in capital	$23,406,788
Total distributable earnings (loss)	18,690,890

Net assets, January 31, 2023	$42,097,678

Class R6

Net asset value, offering price and redemption price per share, ($42,097,678 ÷ 2,744,949 shares of beneficial interest issued and outstanding)	$15.34

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $88 foreign withholding tax)	$379,058
Interest income	1,493
Affiliated dividend income	1,058

Total income	381,609

Expenses
Management fee	39,434
Custodian and accounting fees	31,786
Audit fee	12,225
Professional fees	10,096
Shareholders’ reports	6,948
Fund data services	5,046
Trustees’ fees	4,958
Transfer agent’s fees and expenses (including affiliated expense of $303)	350
Registration fees	115
Miscellaneous	3,896

Total expenses	114,854
Less: Fee waiver and/or expense reimbursement	(70,656)

Net expenses	44,198

Net investment income (loss)	337,411

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $111)	1,482,145
Futures transactions	48,516

1,530,661

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,912)	(1,989,629)
Futures	(81,784)
Unfunded commitment with a SPAC	(23)

(2,071,436)

Net gain (loss) on investment transactions	(540,775)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(203,364)

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$337,411	$673,536
Net realized gain (loss) on investment transactions	1,530,661	6,151,973
Net change in unrealized appreciation (depreciation) on investments	(2,071,436)	(8,884,112)

Net increase (decrease) in net assets resulting from operations	(203,364)	(2,058,603)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(4,045,399)	(6,669,113)

Fund share transactions
Net proceeds from shares sold (291,598 and 1,169,135 shares, respectively)	4,606,990	21,079,544
Net asset value of shares issued in reinvestment of dividends and distributions (268,976 and 354,551 shares, respectively)	4,045,399	6,669,113
Cost of shares purchased (579,629 and 2,001,263 shares, respectively)	(8,865,154)	(36,809,081)

Net increase (decrease) in net assets from Fund share transactions	(212,765)	(9,060,424)

Total increase (decrease)	(4,461,528)	(17,788,140)

Net Assets:

Beginning of period	46,559,206	64,347,346

End of period	$42,097,678	$46,559,206

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Financial Highlights   (unaudited)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,

	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.84		$19.85	$14.80	$13.60	$12.99	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.22	0.23	0.23	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.14)		(0.93)	5.15	1.22	0.64	1.61
Total from investment operations	(0.02)		(0.71)	5.37	1.45	0.87	1.81
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.27)	(0.21)	(0.23)	(0.19)	(0.14)
Distributions from net realized gains	(1.23)		(2.03)	(0.11)	(0.02)	(0.07)	(0.04)
Total dividends and distributions	(1.48)		(2.30)	(0.32)	(0.25)	(0.26)	(0.18)
Net asset value, end of period	$15.34		$16.84	$19.85	$14.80	$13.60	$12.99
Total Return(b):	0.07%		(4.80)%	36.70%	10.71%	6.95%	16.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,098		$46,559	$64,347	$62,108	$45,134	$37,020
Average net assets (000)	$43,458		$56,240	$72,943	$49,589	$40,825	$29,409
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Expenses before waivers and/or expense reimbursement	0.52	%(d)	0.47%	0.38%	0.52%	0.59%	0.65%
Net investment income (loss)	1.54	%(d)	1.20%	1.27%	1.71%	1.78%	1.64%
Portfolio turnover rate(e)	8%		29%	28%	23%	15%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the following series of the RIC: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Mid-Cap Core Fund (formerly known as PGIM QMA Mid-Cap Core Equity Fund), PGIM Quant Solutions US Broad Market Index Fund (formerly known as PGIM QMA US Broad Market Index Fund), each of which are diversified funds for the purposes of the 1940 Act, and PGIM Quant Solutions Commodity Strategies Fund (the “Commodity Strategies Fund”) (formerly known as PGIM QMA Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Commodity Strategies Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (CFTC) rules.

As of January 31, 2023, the Cayman Subsidiary had net assets of $14,923,826, representing 17.7% of the Commodity Strategies Fund’s net assets.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.
PGIM Core Conservative Bond Fund	Outperform the Bloomberg U.S. Aggregate Bond Index over full market cycles.
PGIM TIPS Fund	Outperform the Bloomberg U.S. Treasury Inflation-Protected Index.
PGIM Quant Solutions Commodity Strategies Fund	Generate returns over time in excess of the Bloomberg Commodity Index.
PGIM Quant Solutions Mid-Cap Core Fund	Outperform the S&P Mid-Cap 400 Index.
PGIM Quant Solutions US Broad Market Index Fund	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement (Consolidated Schedule of Investments for Commodity Strategies).

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Commodity Strategies Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Special Purpose Acquisition Companies (SPACs): SPACs are collective investment structures that allow public stock market qualified investors to invest in PIPE shares. SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”).

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies Fund) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

Fund	Subadviser(s)
PGIM Jennison Small-Cap Core Equity Fund	Jennison Associates, LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
PGIM Core Conservative Bond Fund	PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (a business unit of PGIM, Inc.)
PGIM TIPS Fund	PGIM Fixed Income
PGIM Quant Solutions Commodity Strategies Fund	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)
PGIM Quant Solutions Mid-Cap Core Fund	PGIM Quantitative Solutions
PGIM Quant Solutions US Broad Market Index Fund	PGIM Quantitative Solutions

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
PGIM Jennison Small-Cap Core Equity Fund	0.75% of average daily net assets	0.75%	0.52%
PGIM Core Conservative Bond Fund	0.27% of average daily net assets	0.27	0.17
PGIM TIPS Fund	0.23% of average daily net assets	0.23	0.23
PGIM Quant Solutions Commodity Strategies Fund	0.40% of average daily net assets	0.47*	0.39
PGIM Quant Solutions Mid-Cap Core Fund	0.50% of average daily net assets	0.50	—#
PGIM Quant Solutions US Broad Market Index Fund	0.18% of average daily net assets	0.18	—#

*

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.40% of the Cayman Subsidiary’s average daily net assets. The consolidated management fee rate includes the Cayman Subsidiary. The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.

The Manager has contractually agreed, through November 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Jennison Small-Cap Core Equity Fund	contractually limit expenses to 0.95%

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Conservative Bond Fund	contractually limit expenses to 0.50%
PGIM TIPS Fund	contractually limit expenses to 0.40%
PGIM Quant Solutions Commodity Strategies Fund	contractually limit expenses to 0.70%*
PGIM Quant Solutions Mid-Cap Core Fund	contractually limit expenses to 0.80%
PGIM Quant Solutions US Broad Market Index Fund	contractually limit expenses to 0.20%

*

The Manager has contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Z and Class R6 shares of the Funds. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Funds.

PGIM Investments, PIMS, PGIM, Inc., PGIM Limited, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of the RIC, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Income from securities lending, net”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2023, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Jennison Small-Cap Core Equity Fund	$4,684,555	$7,069,300
PGIM Core Conservative Bond Fund	29,420,480	27,246,941
PGIM TIPS Fund	—	—
PGIM Quant Solutions Commodity Strategies Fund	—	—
PGIM Quant Solutions Mid-Cap Core Fund	7,813,874	10,650,069
PGIM Quant Solutions US Broad Market Index Fund	3,423,871	7,429,749

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended January 31, 2023, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$141,653	$170,978	$236,812	$58	$10	$75,887	75,903	$456(2)

PGIM Quant Solutions US Broad Market Index Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)
$44,096	$1,530	$6,093	$1,912	$111	$41,556	396	$1,058

(1)	The Fund did not have any capital gain distributions during the reporting period.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2023 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Jennison Small-Cap Core Equity Fund	$24,269,194	$6,941,710	$(2,077,239)	$4,864,471
PGIM Core Conservative Bond Fund	56,674,241	193,787	(5,166,793)	(4,973,006)
PGIM TIPS Fund	97,509,663	38,729	(7,452,530)	(7,413,801)
PGIM Quant Solutions Commodity Strategies Fund	83,540,673	5,336,913	(4,961,446)	375,467
PGIM Quant Solutions Mid-Cap Core Fund	11,058,260	2,552,554	(391,480)	2,161,074
PGIM Quant Solutions US Broad Market Index Fund	24,476,609	19,613,793	(2,066,304)	17,547,489

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below post-October capital losses as having been incurred in the following fiscal year (July 31, 2023).

Fund	Post-October Capital Losses
PGIM Jennison Small-Cap Core Equity Fund	$1,194,000
PGIM Core Conservative Bond Fund	1,257,000
PGIM TIPS Fund	427,000
PGIM Quant Solutions Mid-Cap Core Fund	299,000

For federal income tax purposes, the following Funds had a capital loss carryforward July 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward
PGIM Quant Solutions Commodity Strategies Fund	$229,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies Fund) for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

7.	Capital and Ownership

The Funds offer Class R6 shares and the Commodity Strategies Fund also offers Class Z. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	2,207,983	99.9%
PGIM Core Conservative Bond Fund–Class R6	5,827,708	99.9
PGIM TIPS Fund–Class R6	10,244,526	100.0
PGIM Quant Solutions Commodity Strategies Fund–Class Z	1,644	0.1
PGIM Quant Solutions Commodity Strategies Fund–Class R6	9,236,613	91.9
PGIM Quant Solutions Mid-Cap Core Fund–Class R6	1,320,266	100.0
PGIM Quant Solutions US Broad Market Index Fund–Class R6	2,718,943	99.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Jennison Small-Cap Core Equity Fund	3	77.4%
PGIM Core Conservative Bond Fund	6	89.7
PGIM TIPS Fund	6	91.1
PGIM Quant Solutions Commodity Strategies Fund	2	57.0
PGIM Quant Solutions Mid-Cap Core Fund	8	92.6
PGIM Quant Solutions US Broad Market Index Fund	7	88.3

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PGIM Jennison Small-Cap Core Equity Fund	—	—%
PGIM Core Conservative Bond Fund	—	—
PGIM TIPS Fund	—	—
PGIM Quant Solutions Commodity Strategies Fund	2	16.7
PGIM Quant Solutions Mid-Cap Core Fund	—	—
PGIM Quant Solutions US Broad Market Index Fund	—	—

Transactions in shares of beneficial interest were as follows:

PGIM Quant Solutions Commodity Strategies Fund:

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2023:
Shares sold	1,092,542	$9,896,611
Shares issued in reinvestment of dividends and distributions	217,071	1,647,571
Shares purchased	(49,633)	(404,336)
Net increase (decrease) in shares outstanding	1,259,980	$11,139,846

Period ended July 31, 2022*:
Shares sold	315,164	$3,360,544
Shares purchased	(264,624)	(2,889,629)
Net increase (decrease) in shares outstanding	50,540	$470,915

Class R6
Six months ended January 31, 2023:
Shares sold	1,585,492	$13,657,625
Shares issued in reinvestment of dividends and distributions	2,323,019	17,608,485
Shares purchased	(1,510,425)	(13,393,179)
Net increase (decrease) in shares outstanding	2,398,086	$17,872,931

Year ended July 31, 2022:
Shares sold	3,295,509	$35,389,171
Shares issued in reinvestment of dividends and distributions	2,474,984	19,775,119
Shares purchased	(3,253,556)	(33,613,290)
Net increase (decrease) in shares outstanding	2,516,937	$21,551,000

*	Commencement of offering was December 14, 2021.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the reporting period ended January 31, 2023. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2023
PGIM TIPS Fund	$459,000	4.55%	2	$679,000	$—
PGIM Quant Solutions Mid-Cap Core Fund	332,800	4.43	15	1,574,000	—
PGIM Quant Solutions US Broad Market Index Fund	2,544,000	5.41	1	2,544,000	—

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Core Fund	PGIM Quant Solutions US Broad Market Index Fund
Active Trading	—	X	X	—	—	—
Adjustable and Floating Rate Securities	—	—	X	—	—	—
Blend Style	X	—	—	—	X	—
Cayman Subsidiary	—	—	—	X	—	—
Commodity	—	—	—	X	—	—
Commodity-Linked Notes	—	—	—	X	—	—
Commodity Pooled Investment Vehicles	—	—	—	X	—	—
Commodity Regulatory	—	—	—	X	—	—
Concentration	—	—	—	X	—	—
Credit /Counterparty	—	X	X	X	—	—
Debt Obligations	—	X	X	X	—	—
Deflation	—	—	—	X	—	—
Derivatives	—	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Equity and Equity-Related Securities	X	—	—	—	X	X
Exchange-Traded Funds (“ETFs”)	—	—	—	—	X	X
Foreign Securities	—	X	X	—	—	—
Fund of Funds	X	X	X	X	X	X
Futures and Forward Contracts	—	—	—	X	—	—
Hedging	—	—	—	X	—	—
Increase in Expenses	X	X	X	X	X	X
Index Investment Approach	—	—	—	—	—	X
Initial Public Offerings	X	—	—	—	—	—
Interest Rate	—	X	X	X	—	—
Large Capitalization Company	—	—	—	—	—	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X
LIBOR	—	—	X	—	—	—
Liquidity	—	—	—	X	—	—
Management	X	—	—	X	X	—

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Core Fund	PGIM Quant Solutions US Broad Market Index Fund
Market Disruption and Geopolitical	X	X	X	X	X	X
Market	X	X	X	X	X	X
Medium Capitalization (Mid-Cap) Company	—	—	—	—	X	X
Model Design	—	—	—	—	X	—
Model Implementation	—	—	—	—	X	—
Mortgage-Backed and Asset-Backed Securities	—	X	X	—	—	—
Non-Diversified Investment Company	—	—	—	X	—	—
Preferred Securities	—	—	—	—	X	—
Small and Medium Capitalization	—	—	—	—	—	X
Small Company	X	—	—	—	—	—
Tax	—	—	—	X	—	—
TIPS	—	—	X	—	—	—
Tracking Error	—	—	—	—	—	X
Trading on Foreign Exchanges	—	—	—	X	—	—
U.S. Government and Agency Securities	—	X	X	X	—	—
U.S. Treasury Strips	—	—	X	X	—	—
Zero Coupon Bond	—	X	—	—	—	—

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund; which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Pooled Investment Vehicles Risk: The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies. ETFs that invest in commodities may be, or may become subject to, CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising.

Commodity Regulatory Risk: The Fund and the Cayman Subsidiary is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund and the Cayman Subsidiary under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the SEC) and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Concentration Risk: The Fund will be exposed to the performance of commodities in the Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Fund may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: Since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which they invest, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the corresponding underlying commodities; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of commodities prices, interest rates, currency exchange rates, supply and demand relationships, weather, agricultural, trade, fiscal, monetary and exchange control programs, political events, and other economic factors; and (e) the possibility that the clearing broker for the futures or forward contract will default in the performance of its obligations.

Hedging Risk: The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: Funds that are “non-diversified” for purposes of the 1940 Act, may invest a greater percentage of their assets in securities of a single issuer. Accordingly, a non-diversified fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Preferred securities also may be substantially less liquid than many other securities, such as common stock or U.S. Government securities.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future.

Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR as well as loan facilities used by the Fund. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Tax Risk: To receive pass-through tax treatment as a Registered Investment Company under the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund anticipates treating the income generated from investments in the Cayman Subsidiary as “qualifying income.” However, the tax treatment of income from commodity-related investments and the Fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, U.S. Treasury Regulations, and/or guidance

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes.

TIPS Risk: Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. Real interest rates represent the nominal (stated) interest rates reduced by the expected impact of inflation. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code (the Code). Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

The Fund’s income may decline due to a decline in inflation, also known as deflation. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below 100. If inflation is lower than expected during the period the Fund holds an inflation-linked security, the Fund may earn less on the security than on a conventional bond.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading on Foreign Exchanges Risk: The Fund is expected to trade in commodity forward contracts listed on UK futures exchanges and may, but is not expected to, trade in instruments listed on other exchanges located outside the United States. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading on U.S. futures exchanges is subject to regulation by the SEC and the CFTC and oversight, as applicable, including, for example, minimum capital requirements for commodity brokers, regulation of trading practices on the exchanges, prohibitions against trading ahead of customer orders, prohibitions against filling orders off exchanges, prescribed risk disclosure statements, testing and licensing of industry sales personnel and other industry professionals, and recordkeeping requirements. Trading on foreign exchanges is not regulated by the SEC, CFTC or any other U.S. governmental agency or instrumentality and may be subject to regulations that are different from those to which U.S. exchange trading is subject, provide less protection to investors than trading on U.S. exchanges, and such regulations may be less vigorously enforced than regulations in the U.S. positions on foreign exchanges also are subject to the risk of exchange controls, expropriation, excessive taxation or government disruptions.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

U.S. Treasury Strips Risk: Stripped securities do not make periodic interest payments. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds with similar maturity and credit quality. U.S. Treasury strips generally lose value when interest rates rise.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS (as applicable)	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions Mid-Cap Core Fund and PGIM Quant Solutions US Broad Market Index Fund c/o PGIM Investments, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP

PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND (Class R6)	PQCMX	74440E862

PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QUANT SOLUTIONS MID-CAP CORE FUND	PQCCX	74440E508

PGIM TIPS FUND	PQTSX	74440E870	PGIM QUANT SOLUTIONS US BROAD MARKET INDEX FUND	PQBMX	74440E409

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND (Class Z)	PQCZX	74440E854

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 20, 2023